John Hancock
Seaport Long/Short Fund
Quarterly portfolio holdings 7/31/2021

Fund’s investments
As of 7-31-21 (unaudited)
	Shares	Value
Common stocks 59.1%		$659,989,801
(Cost $587,913,237)
Communication services 2.2%		24,692,177
Entertainment 0.0%
Krafton, Inc. (A)	1,007	435,980
Interactive media and services 1.3%
Alphabet, Inc., Class A (A)	483	1,301,458
Alphabet, Inc., Class C (A)	17	45,975
Facebook, Inc., Class A (A)	22,961	8,181,004
Match Group, Inc. (A)	8,433	1,343,124
Snap, Inc., Class A (A)	39,987	2,975,833
Media 0.8%
Cardlytics, Inc. (A)	46,344	5,837,490
DISH Network Corp., Class A (A)	83,651	3,504,140
Wireless telecommunication services 0.1%
Ribbit LEAP, Ltd., Class A (A)	101,346	1,067,173
Consumer discretionary 4.5%		50,221,399
Automobiles 0.7%
Guangzhou Automobile Group Company, Ltd., H Shares	40,945	35,490
Kia Corp.	39,174	2,860,901
Mahindra & Mahindra, Ltd.	248,089	2,488,822
XPeng, Inc., A Shares (A)	1,831	35,154
XPeng, Inc., ADR (A)	51,061	2,069,502
Diversified consumer services 0.4%
Chegg, Inc. (A)	53,244	4,719,016
Hope Education Group Company, Ltd. (B)	1,929,610	362,936
Hotels, restaurants and leisure 1.0%
Airbnb, Inc., Class A (A)	33,492	4,823,183
Bloomberry Resorts Corp. (A)	244,398	27,778
Booking Holdings, Inc. (A)	1,040	2,265,390
Huazhu Group, Ltd., ADR (A)	20,800	935,584
Planet Fitness, Inc., Class A (A)	42,452	3,193,664
Household durables 0.5%
Cavco Industries, Inc. (A)	8,563	2,012,305
Skyline Champion Corp. (A)	57,516	3,243,902
Internet and direct marketing retail 0.6%
Amazon.com, Inc. (A)	1,969	6,552,025
Leisure products 0.2%
YETI Holdings, Inc. (A)	23,678	2,280,902
Multiline retail 0.4%
Dollarama, Inc.	39,503	1,860,213
Ollie’s Bargain Outlet Holdings, Inc. (A)	25,923	2,413,431
Specialty retail 0.3%
EVgo, Inc. (A)(C)	59,800	665,295
Five Below, Inc. (A)	5,761	1,120,054
Floor & Decor Holdings, Inc., Class A (A)	14,582	1,779,150
Textiles, apparel and luxury goods 0.4%
Lululemon Athletica, Inc. (A)	11,187	4,476,702
2	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer staples 0.3%		$3,152,099
Beverages 0.3%
Constellation Brands, Inc., Class A	9,221	2,068,639
The Boston Beer Company, Inc., Class A (A)	1,526	1,083,460
Energy 3.7%		41,056,687
Energy equipment and services 0.2%
Noble Corp. (A)	25,324	557,128
Valaris, Ltd. (A)	20,498	555,496
Vallourec SA (A)	113,187	1,098,122
Oil, gas and consumable fuels 3.5%
ARC Resources, Ltd.	814,909	6,166,032
Chesapeake Energy Corp.	67,046	3,623,836
China Petroleum & Chemical Corp., H Shares	69,287	31,683
Cimarex Energy Company	83,609	5,451,307
ENEOS Holdings, Inc.	1,000	4,201
Energy Transfer LP	95,485	941,482
Hindustan Petroleum Corp., Ltd.	19,518	68,686
NAC Kazatomprom JSC, GDR	62,856	1,565,263
Reliance Industries, Ltd.	318,175	8,729,121
Royal Dutch Shell PLC, A Shares	3,779	76,764
Royal Dutch Shell PLC, B Shares	107,027	2,114,765
SK Innovation Company, Ltd. (A)	11,197	2,470,289
S-Oil Corp.	882	75,309
Targa Resources Corp.	22,445	945,159
Viper Energy Partners LP	218,735	3,939,417
Whiting Petroleum Corp. (A)	56,346	2,642,627
Financials 13.2%		147,192,670
Banks 4.5%
AIB Group PLC (A)	612,498	1,504,324
Amerant Bancorp, Inc. (A)	28,679	635,240
Bank of America Corp.	120,656	4,628,364
Bank of Ireland Group PLC (A)	159,227	844,731
Bankinter SA	444,113	2,426,224
BAWAG Group AG (B)	78,602	4,465,337
CBTX, Inc.	64,971	1,708,737
Erste Group Bank AG	32,994	1,278,536
Flushing Financial Corp.	17,406	383,802
KakaoBank Corp. (A)	3,748	127,078
Kasikornbank PCL	386,014	1,201,259
KB Financial Group, Inc.	1,823	80,970
KBC Group NV	67,130	5,405,486
Komercni banka AS (A)	17,289	641,780
Kotak Mahindra Bank, Ltd. (A)	70,826	1,580,885
mBank SA (A)	7,434	618,685
Mitsubishi UFJ Financial Group, Inc.	134,489	710,462
Popular, Inc.	57,563	4,188,284
Shinsei Bank, Ltd.	120,786	1,597,556
Spar Nord Bank A/S	15,345	184,467
Standard Chartered PLC	90,677	543,591
Svenska Handelsbanken AB, A Shares	142,201	1,602,506
Synovus Financial Corp.	100,164	4,096,708
Triumph Bancorp, Inc. (A)	18,900	1,448,874
Umpqua Holdings Corp.	63,298	1,194,433
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
UniCredit SpA	123,713	$1,479,776
United Community Banks, Inc.	51,374	1,480,085
Vietnam Technological & Commercial Joint Stock Bank (A)	599,870	1,334,928
Western Alliance Bancorp	17,448	1,619,523
Zions Bancorp NA	22,483	1,172,488
Capital markets 3.2%
AJ Bell PLC	151,611	885,179
Ares Acquisition Corp. (A)	239,494	2,406,915
Ares Management Corp., Class A	82,287	5,892,572
BowX Acquisition Corp., Class A (A)	35,933	379,812
Bridgepoint Group, Ltd. (A)(B)	52,400	353,255
CME Group, Inc.	13,579	2,880,513
Coinbase Global, Inc., Class A (A)	3,825	904,919
Hamilton Lane Alliance Holdings I, Inc. (A)	168,685	1,685,163
Intermediate Capital Group PLC	118,573	3,573,258
Morgan Stanley	70,052	6,723,591
Rothschild & Company	24,199	905,632
Sanne Group PLC	152,006	1,781,482
The Charles Schwab Corp.	70,578	4,795,775
XP, Inc., Class A (A)	54,837	2,251,607
Consumer finance 0.6%
American Express Company	19,810	3,378,199
OneMain Holdings, Inc.	52,800	3,220,800
SoFi Technologies, Inc. (A)	795	12,275
Diversified financial services 0.5%
Equitable Holdings, Inc.	86,695	2,676,275
KBC Ancora	13,051	576,898
ORIX Corp.	134,400	2,351,381
Insurance 4.1%
AIA Group, Ltd.	292,990	3,505,848
Arch Capital Group, Ltd. (A)	146,369	5,708,391
Assurant, Inc.	14,510	2,289,823
AXA SA	93,302	2,416,244
Beazley PLC (A)	748,512	4,074,605
Enstar Group, Ltd. (A)	23,410	6,016,838
Intact Financial Corp.	70,536	9,611,341
MetroMile, Inc. (A)(D)	161,003	1,141,511
Oscar Health, Inc., Class A (A)	35,714	604,638
Prudential PLC	43,616	819,057
T&D Holdings, Inc.	226,400	2,896,731
Talanx AG	18,473	784,892
Tokio Marine Holdings, Inc.	48,300	2,302,029
Trupanion, Inc. (A)	29,283	3,368,131
Thrifts and mortgage finance 0.3%
Housing Development Finance Corp., Ltd.	48,708	1,604,368
MGIC Investment Corp.	160,954	2,227,603
Health care 13.5%		151,494,028
Biotechnology 5.1%
Abcam PLC (A)	4,686	88,600
Acceleron Pharma, Inc. (A)	13,390	1,674,553
Agios Pharmaceuticals, Inc. (A)	6,921	332,831
4	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Akero Therapeutics, Inc. (A)	21,018	$450,626
Aligos Therapeutics, Inc. (A)	133,190	1,940,578
Alkermes PLC (A)	18,705	483,898
Alnylam Pharmaceuticals, Inc. (A)	2,680	479,559
ALX Oncology Holdings, Inc. (A)	1,960	114,778
Amicus Therapeutics, Inc. (A)	67,578	627,800
Amoy Diagnostics Company, Ltd., Class A	32,100	409,652
Apellis Pharmaceuticals, Inc. (A)	11,745	751,563
Arena Pharmaceuticals, Inc. (A)	19,370	1,198,228
Argenx SE, ADR (A)	5,283	1,608,304
Ascendis Pharma A/S, ADR (A)	35,464	4,191,490
Atreca, Inc., Class A (A)(D)	42,452	233,061
BeiGene, Ltd., ADR (A)	7,181	2,273,433
BioAtla, Inc. (A)	7,713	316,156
Blueprint Medicines Corp. (A)	7,112	624,931
Centessa Pharmaceuticals PLC, ADR (A)	17,000	350,880
Clementia Pharmaceuticals, Inc. (A)(E)	9,185	0
Coherus Biosciences, Inc. (A)	52,769	688,635
Connect Biopharma Holdings, Ltd., ADR (A)	68,389	1,505,242
Design Therapeutics, Inc. (A)(D)	5,900	91,332
Dyne Therapeutics, Inc. (A)	51,740	934,942
Everest Medicines, Ltd. (A)(B)	160,028	1,216,569
Exact Sciences Corp. (A)	12,703	1,369,892
Forma Therapeutics Holdings, Inc. (A)	20,115	460,432
Freeline Therapeutics Holdings PLC, ADR (A)	45,691	217,489
Galapagos NV (A)	7,686	465,756
Genmab A/S (A)	5,182	2,342,154
Genus PLC	6,192	474,465
Gracell Biotechnologies, Inc., ADR (A)	48,821	606,845
ImmunoGen, Inc. (A)	309,973	1,738,949
Inhibrx, Inc. (A)	9,569	272,334
Ironwood Pharmaceuticals, Inc. (A)	139,081	1,845,605
Karuna Therapeutics, Inc. (A)	11,458	1,308,733
Kodiak Sciences, Inc. (A)	25,114	2,105,558
Kymera Therapeutics, Inc. (A)	16,341	983,401
Madrigal Pharmaceuticals, Inc. (A)	7,343	641,191
Merus NV (A)	158,884	2,732,805
Mirati Therapeutics, Inc. (A)	10,191	1,631,171
Molecular Partners AG (A)	21,466	439,790
Myovant Sciences, Ltd. (A)	67,958	1,394,498
Nurix Therapeutics, Inc. (A)	32,005	983,834
Oyster Point Pharma, Inc. (A)	26,900	383,325
PMV Pharmaceuticals, Inc. (A)	12,820	436,008
Radius Health, Inc. (A)	17,236	260,781
REVOLUTION Medicines, Inc. (A)	9,835	281,674
Rhythm Pharmaceuticals, Inc. (A)	13,430	232,205
Rocket Pharmaceuticals, Inc. (A)	13,810	494,674
Sage Therapeutics, Inc. (A)	1,686	73,729
Seagen, Inc. (A)	7,299	1,119,594
TCR2 Therapeutics, Inc. (A)	28,406	353,371
Turning Point Therapeutics, Inc. (A)	3,470	221,455
Vaxcyte, Inc. (A)	16,480	357,286
Veracyte, Inc. (A)	9,682	431,430
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	5

	Shares	Value
Health care (continued)
Biotechnology (continued)
Verve Therapeutics, Inc. (A)	25,104	$1,491,931
Zai Lab, Ltd. (A)	2,150	301,873
Zai Lab, Ltd., ADR (A)	34,788	5,030,693
Zealand Pharma A/S, ADR (A)(D)	13,831	417,696
Health care equipment and supplies 3.1%
Alcon, Inc.	29,046	2,114,521
Align Technology, Inc. (A)	3,564	2,479,831
Baxter International, Inc.	20,616	1,594,648
Becton, Dickinson and Company	2,885	737,839
Boston Scientific Corp. (A)	22,873	1,043,009
ConvaTec Group PLC (B)	401,373	1,321,635
Danaher Corp.	18,773	5,584,780
DexCom, Inc. (A)	2,098	1,081,540
Edwards Lifesciences Corp. (A)	20,721	2,326,347
Glaukos Corp. (A)	3,282	167,382
Haemonetics Corp. (A)	660	40,121
Hologic, Inc. (A)	6,816	511,473
IDEXX Laboratories, Inc. (A)	1,444	979,797
Inari Medical, Inc. (A)	2,974	267,035
Insulet Corp. (A)	437	122,225
Integra LifeSciences Holdings Corp. (A)	8,222	595,191
Intuitive Surgical, Inc. (A)	561	556,209
iRhythm Technologies, Inc. (A)	21,600	1,104,192
Koninklijke Philips NV	11,710	539,941
Lifetech Scientific Corp. (A)	296,201	165,790
Masimo Corp. (A)	5,912	1,610,370
NuVasive, Inc. (A)	5,882	376,154
Quidel Corp. (A)	9,297	1,315,247
Smith & Nephew PLC	88,797	1,812,061
Stryker Corp.	9,279	2,514,052
Teleflex, Inc.	8,361	3,322,912
Health care providers and services 1.5%
AdaptHealth Corp. (A)	49,739	1,113,656
Agilon Health, Inc. (A)	8,000	294,320
Anthem, Inc.	1,242	476,940
Apria, Inc. (A)	38,754	1,221,914
Centene Corp. (A)	78,016	5,352,678
Encompass Health Corp.	15,636	1,301,697
HCA Healthcare, Inc.	3,658	907,916
Humana, Inc.	2,326	990,550
Laboratory Corp. of America Holdings (A)	200	59,230
LHC Group, Inc. (A)	3,674	790,571
Molina Healthcare, Inc. (A)	1,060	289,391
Oak Street Health, Inc. (A)	22,562	1,422,308
Owens & Minor, Inc.	34,212	1,582,305
UnitedHealth Group, Inc.	2,142	882,975
Health care technology 0.0%
Health Catalyst, Inc. (A)	5,555	322,523
Multiplan Corp. (A)(D)	12,020	96,761
Life sciences tools and services 0.6%
Agilent Technologies, Inc.	13,538	2,074,428
Bio-Techne Corp.	3,161	1,524,361
6	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Life sciences tools and services (continued)
NanoString Technologies, Inc. (A)	6,252	$387,249
NeoGenomics, Inc. (A)	8,922	411,304
Tecan Group AG	2,957	1,705,210
Thermo Fisher Scientific, Inc.	325	175,503
WuXi AppTec Company, Ltd., H Shares (B)	42,601	944,263
Pharmaceuticals 3.2%
Aclaris Therapeutics, Inc. (A)	116,835	1,744,347
Astellas Pharma, Inc.	101,698	1,619,782
AstraZeneca PLC	27,842	3,199,321
Bristol-Myers Squibb Company	10,415	706,866
CSPC Pharmaceutical Group, Ltd.	1,054,868	1,423,902
Daiichi Sankyo Company, Ltd.	41,854	828,889
Eisai Company, Ltd.	46,831	3,851,980
Elanco Animal Health, Inc. (A)	20,727	755,914
Eli Lilly & Company	6,981	1,699,874
GlaxoSmithKline PLC	112,039	2,212,079
Hikma Pharmaceuticals PLC	35,089	1,290,273
Hutchmed China, Ltd. (A)	13,769	125,090
Hutchmed China, Ltd., ADR (A)	40,949	1,721,905
Hypera SA	5,155	35,286
Johnson & Johnson	3,515	605,283
Laboratorios Farmaceuticos Rovi SA	3,556	251,015
Nippon Shinyaku Company, Ltd.	6,236	469,143
Ono Pharmaceutical Company, Ltd.	153,577	3,505,879
Pfizer, Inc.	119,038	5,096,017
Reata Pharmaceuticals, Inc., Class A (A)	5,992	750,858
Revance Therapeutics, Inc. (A)	31,714	922,243
Richter Gedeon NYRT	9,689	265,824
Theravance Biopharma, Inc. (A)	58,051	753,502
UCB SA	11,813	1,277,662
Viatris, Inc.	90,865	1,278,471
Industrials 5.1%		56,808,953
Aerospace and defense 0.6%
Babcock International Group PLC (A)	833,290	2,961,627
BWX Technologies, Inc.	34,815	1,999,425
Curtiss-Wright Corp.	2,391	282,855
Safran SA	7,860	1,028,672
Airlines 0.1%
Wizz Air Holdings PLC (A)(B)	20,625	1,417,654
Building products 0.4%
Johnson Controls International PLC	56,201	4,013,875
Commercial services and supplies 0.6%
Aker Carbon Capture ASA (A)	108,165	239,549
Copart, Inc. (A)	20,952	3,079,944
Serco Group PLC	1,667,814	3,278,819
Construction and engineering 0.3%
Fluor Corp. (A)	194,233	3,235,922
Electrical equipment 0.5%
Contemporary Amperex Technology Company, Ltd., Class A	46,088	3,955,270
Schneider Electric SE	8,883	1,487,799
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	7

	Shares	Value
Industrials (continued)
Machinery 0.9%
Altra Industrial Motion Corp.	53,509	$3,353,944
Hyzon Motors, Inc. (A)(C)	54,100	338,446
Proterra, Inc. (A)	19,593	216,111
Sandvik AB	152,485	3,976,244
The Middleby Corp. (A)	10,655	2,040,326
Marine 0.3%
Irish Continental Group PLC	668,500	3,512,704
Professional services 0.4%
CoStar Group, Inc. (A)	4,196	372,815
IHS Markit, Ltd.	18,383	2,147,870
Leidos Holdings, Inc.	10,780	1,147,208
Verisk Analytics, Inc.	5,004	950,460
Road and rail 0.5%
ALD SA (B)	126,652	1,854,171
CJ Logistics Corp. (A)	158	24,180
Knight-Swift Transportation Holdings, Inc.	51,201	2,544,178
National Express Group PLC (A)	385,660	1,457,430
Uber Technologies, Inc. (A)	5,318	231,120
Trading companies and distributors 0.5%
AerCap Holdings NV (A)	39,943	2,116,979
Applied Industrial Technologies, Inc.	29,035	2,604,440
Brenntag SE	9,215	920,388
Transportation infrastructure 0.0%
China Merchants Port Holdings Company, Ltd.	13,297	18,528
Information technology 11.5%		128,121,594
Communications equipment 0.6%
Accton Technology Corp.	553,524	6,479,949
Electronic equipment, instruments and components 0.2%
II-VI, Inc. (A)	34,463	2,405,862
IT services 3.9%
Fidelity National Information Services, Inc.	24,611	3,668,270
FleetCor Technologies, Inc. (A)	10,101	2,608,280
Genpact, Ltd.	16,299	811,853
Global Payments, Inc.	44,757	8,656,451
GoDaddy, Inc., Class A (A)	6,313	529,345
Mastercard, Inc., Class A	1,207	465,830
MongoDB, Inc. (A)	4,674	1,677,592
Nuvei Corp. (A)	59,289	4,861,698
Payoneer Global, Inc. (A)(C)	24,600	217,853
Payoneer Global, Inc. (A)(D)	315,118	2,974,714
Repay Holdings Corp. (A)	82,255	2,048,972
Shopify, Inc., Class A (A)	2,535	3,802,323
Square, Inc., Class A (A)	5,194	1,284,268
StoneCo, Ltd., Class A (A)	52,991	3,117,990
Twilio, Inc., Class A (A)	6,732	2,515,008
VeriSign, Inc. (A)	378	81,788
Worldline SA (A)(B)	43,501	4,071,694
Semiconductors and semiconductor equipment 2.3%
Advanced Micro Devices, Inc. (A)	32,703	3,472,732
ASM Pacific Technology, Ltd.	2,536	32,698
ASML Holding NV, NYRS	2,127	1,630,856
8	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Marvell Technology, Inc.	131,948	$7,984,173
MediaTek, Inc.	119,865	3,919,327
Micron Technology, Inc. (A)	9,123	707,762
Qorvo, Inc. (A)	10,084	1,911,826
Rohm Company, Ltd.	12,033	1,173,916
Skyworks Solutions, Inc.	3,271	603,532
STMicroelectronics NV	55,505	2,284,239
Tower Semiconductor, Ltd. (A)	77,708	2,164,168
Software 4.5%
Adobe, Inc. (A)	6,778	4,213,408
Avalara, Inc. (A)	33,740	5,640,316
Bill.com Holdings, Inc. (A)	936	193,584
Ceridian HCM Holding, Inc. (A)	59,558	5,860,507
Dynatrace, Inc. (A)	52,673	3,364,225
Fair Isaac Corp. (A)	337	176,558
HubSpot, Inc. (A)	7,026	4,187,637
Intuit, Inc.	5,426	2,875,617
Paycom Software, Inc. (A)	6,739	2,695,600
Rapid7, Inc. (A)	17,699	2,013,261
RingCentral, Inc., Class A (A)	8,899	2,378,436
salesforce.com, Inc. (A)	14,955	3,618,063
ServiceNow, Inc. (A)	10,703	6,292,187
Varonis Systems, Inc. (A)	88,799	5,434,499
Venustech Group, Inc., Class A	98,595	484,760
Zscaler, Inc. (A)	2,238	527,967
Materials 2.7%		30,335,928
Chemicals 0.8%
Covestro AG (B)	4,039	260,197
LG Chem, Ltd.	7,621	5,597,652
Livent Corp. (A)	102,131	1,992,576
Showa Denko KK	844	24,218
Sociedad Quimica y Minera de Chile SA, ADR	22,725	1,079,438
Metals and mining 1.9%
ArcelorMittal SA	106,208	3,416,294
Barrick Gold Corp.	277,061	6,031,618
Ganfeng Lithium Company, Ltd., Class A	38,500	1,167,588
Ganfeng Lithium Company, Ltd., H Shares (B)	131,099	2,821,711
Glencore PLC (A)	497,030	2,232,236
Gold Fields, Ltd., ADR	250,054	2,455,530
Rio Tinto PLC	38,343	3,256,870
Real estate 0.6%		6,831,881
Equity real estate investment trusts 0.6%
Medical Properties Trust, Inc.	324,138	6,816,622
Real estate management and development 0.0%
BR Properties SA	9,198	15,259
Utilities 1.8%		20,082,385
Electric utilities 0.7%
American Electric Power Company, Inc.	74,454	6,560,886
Power Grid Corp. of India, Ltd.	322,815	743,181
Power Grid Corp. of India, Ltd., Bonus Shares (A)	107,605	247,727
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	9

	Shares	Value
Utilities (continued)
Gas utilities 0.1%
China Gas Holdings, Ltd.	369,748	$1,138,376
Rubis SCA	6,001	240,731
Independent power and renewable electricity producers 0.1%
China Longyuan Power Group Corp., Ltd., H Shares	430,000	805,247
Multi-utilities 0.9%
Engie SA	575,361	7,672,615

Sempra Energy	20,464	2,673,622
Preferred securities 0.4%		$3,988,806
(Cost $4,195,192)
Industrials 0.4%		3,988,806
Construction and engineering 0.4%
Fluor Corp., 6.500% (B)	3,992	3,988,806
Warrants 0.0%		$123,922
(Cost $187,645)
Payoneer Global, Inc. (Expiration Date: 12-31-27; Strike Price: $11.50) (A)	45,248	86,424

Ribbit LEAP, Ltd., Class A (Expiration Date: 9-9-25; Strike Price: $11.50) (A)	20,269	37,498

	Contracts/Notional amount	Value
Purchased options 0.6%		$6,282,953
(Cost $13,174,779)
Calls 0.3%		3,057,183
Exchange Traded Option on Alibaba Group Holding, Ltd. (Expiration Date: 9-17-21; Strike Price: $200.00; Notional Amount: 34,100) (A)	341	295,818
Exchange Traded Option on Amazon.com, Inc. (Expiration Date: 6-17-22; Strike Price: $4,200.00; Notional Amount: 2,300) (A)	23	226,608
Exchange Traded Option on Amazon.com, Inc. (Expiration Date: 8-20-21; Strike Price: $3,900.00; Notional Amount: 2,500) (A)	25	8,063
Exchange Traded Option on Apple, Inc. (Expiration Date: 8-20-21; Strike Price: $150.00; Notional Amount: 74,100) (A)	741	91,514
Exchange Traded Option on Financial Select Sector SPDR Fund (Expiration Date: 6-17-22; Strike Price: $39.00; Notional Amount: 285,000) (A)	2,850	454,575
Exchange Traded Option on salesforce.com, Inc. (Expiration Date: 8-20-21; Strike Price: $250.00; Notional Amount: 700) (A)	7	1,512
Exchange Traded Option on VanEck Vectors Gold Miners ETF (Expiration Date: 9-17-21; Strike Price: $40.00; Notional Amount: 1,292,200) (A)	12,922	329,511
Over the Counter Option on Bank of China, Ltd. (Expiration Date: 9-29-21; Strike Price: HKD 3.37; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	38,592,714	6,744
Over the Counter Option on China Construction Bank Corp. (Expiration Date: 9-29-21; Strike Price: HKD 7.46; Counterparty: Morgan Stanley & Company International PLC) (A)(F)	18,365,714	1,305
Over the Counter Option on Covestro AG (Expiration Date: 9-17-21; Strike Price: EUR 60.00; Counterparty: Goldman Sachs International) (A)(F)	222,039	147,811
Over the Counter Option on EURO STOXX 50 Index vs. S&P 500 Index (Expiration Date: 12-16-22; Strike Rate: 2.500%; Counterparty: Goldman Sachs International) (A)(F)	51,044,529	289,678
Over the Counter Option on EURO STOXX 50 Index vs. S&P 500 Index (Expiration Date: 12-16-22; Strike Rate: 2.500%; Counterparty: Goldman Sachs International) (A)(F)	8,574,301	25,757
Over the Counter Option on EURO STOXX 50 Index vs. S&P 500 Index (Expiration Date: 12-16-22; Strike Rate: 2.500%; Counterparty: Goldman Sachs International) (A)(F)	7,653,501	17,228
Over the Counter Option on EURO STOXX 50 Index vs. S&P 500 Index (Expiration Date: 12-16-22; Strike Rate: 2.500%; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	13,271,470	61,128
10	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Contracts/Notional amount	Value
Calls (continued)
Over the Counter Option on EURO STOXX 50 Index vs. S&P 500 Index (Expiration Date: 12-17-21; Strike Rate: 2.500%; Counterparty: Goldman Sachs International) (A)(F)	47,378,210	$118,872
Over the Counter Option on EURO STOXX 50 Index vs. S&P 500 Index (Expiration Date: 12-17-21; Strike Rate: 2.500%; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	8,333,249	14,533
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 12-17-21; Strike Price: EUR 120.00; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	577,138	204,126
Over the Counter Option on FTSE 100 Index (Expiration Date: 10-15-21; Strike Price: GBP 7,175.00; Counterparty: Goldman Sachs International) (A)(F)	1,804	197,623
Over the Counter Option on FTSE 100 Index (Expiration Date: 12-17-21; Strike Price: GBP 7,325.00; Counterparty: Goldman Sachs International) (A)(F)	1,580	188,176
Over the Counter Option on FTSE 100 Index (Expiration Date: 9-17-21; Strike Price: GBP 7,200.00; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	16	790
Over the Counter Option on FTSE 100 Index (Expiration Date: 9-17-21; Strike Price: GBP 7,300.00; Counterparty: Goldman Sachs International) (A)(F)	19	395
Over the Counter Option on KOSPI 200 Index (Expiration Date: 10-14-21; Strike Price: KRW 452.74; Counterparty: Morgan Stanley & Company International PLC) (A)(F)	42,364,260	61,299
Over the Counter Option on Standard Chartered PLC (Expiration Date: 12-17-21; Strike Price: GBP 5.30; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	382,570	24,230
Over the Counter Option on Standard Chartered PLC (Expiration Date: 12-17-21; Strike Price: GBP 5.35; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	379,230	22,013
Over the Counter Option on the USD vs. JPY (Expiration Date: 9-23-21; Strike Price: $114.00; Counterparty: Goldman Sachs International) (A)(F)	20,020,323	7,227
Over the Counter Option on UniCredit SpA (Expiration Date: 12-17-21; Strike Price: EUR 12.00; Counterparty: Goldman Sachs International) (A)(F)	203,164	54,754
Over the Counter Option on UniCredit SpA (Expiration Date: 12-17-21; Strike Price: EUR 12.00; Counterparty: Goldman Sachs International) (A)(F)	458,672	123,616
Over the Counter Option on Volkswagen AG (Expiration Date: 9-17-21; Strike Price: EUR 240.00; Counterparty: Morgan Stanley & Company International PLC) (A)(F)	28,095	43,110
Over the Counter Option on Volkswagen AG (Expiration Date: 9-17-21; Strike Price: EUR 245.00; Counterparty: Morgan Stanley & Company International PLC) (A)(F)	34,918	39,167
Puts 0.3%		3,225,770
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 8-20-21; Strike Price: $350.00; Notional Amount: 47,300) (A)	473	100,513
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 8-20-21; Strike Price: $353.00; Notional Amount: 73,800) (A)	738	191,142
Exchange Traded Option on iShares MSCI EAFE ETF (Expiration Date: 9-17-21; Strike Price: $76.00; Notional Amount: 847,500) (A)	8,475	605,963
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 9-17-21; Strike Price: $218.00; Notional Amount: 276,600) (A)	2,766	1,719,069
Exchange Traded Option on S&P 500 Index (Expiration Date: 7-30-21; Strike Price: $4,200.00; Notional Amount: 8,600) (A)	86	215
Exchange Traded Option on S&P 500 Index (Expiration Date: 8-20-21; Strike Price: $4,075.00; Notional Amount: 7,900) (A)	79	75,445
Exchange Traded Option on S&P 500 Index (Expiration Date: 9-17-21; Strike Price: $4,250.00; Notional Amount: 3,900) (A)	39	218,400
Exchange Traded Option on SPDR S&P Biotech ETF (Expiration Date: 1-21-22; Strike Price: $120.00; Notional Amount: 35,900) (A)	359	315,023

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 40.3%				$449,710,704
(Cost $449,713,262)
U.S. Government 32.2%				358,770,089
U.S. Cash Management Bill (G)	0.030	10-05-21	23,151,000	23,149,025
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	11

	Yield* (%)	Maturity date	Par value^	Value
U.S. Government (continued)
U.S. Cash Management Bill	0.045	10-19-21	10,790,000	$10,788,714
U.S. Cash Management Bill	0.049	10-26-21	6,410,000	6,409,183
U.S. Treasury Bill (G)	0.015	08-05-21	8,420,000	8,419,979
U.S. Treasury Bill (G)	0.018	09-28-21	7,235,000	7,234,427
U.S. Treasury Bill (G)	0.020	09-14-21	2,085,000	2,084,888
U.S. Treasury Bill (G)	0.035	08-17-21	84,867,000	84,865,763
U.S. Treasury Bill (G)	0.035	10-28-21	14,340,000	14,338,094
U.S. Treasury Bill	0.035	11-12-21	15,875,000	15,872,740
U.S. Treasury Bill (G)	0.037	10-21-21	57,581,000	57,574,581
U.S. Treasury Bill (G)	0.040	10-14-21	16,120,000	16,118,360
U.S. Treasury Bill (G)	0.043	09-07-21	5,670,000	5,669,759
U.S. Treasury Bill (G)	0.043	09-16-21	4,370,000	4,369,768
U.S. Treasury Bill	0.044	08-12-21	7,690,000	7,689,925
U.S. Treasury Bill	0.045	08-24-21	34,080,000	34,079,063
U.S. Treasury Bill (G)	0.047	09-30-21	12,650,000	12,649,015
U.S. Treasury Bill (G)	0.049	10-07-21	11,770,000	11,768,921
U.S. Treasury Bill	0.050	08-10-21	3,290,000	3,289,977
U.S. Treasury Bill (G)	0.058	08-26-21	15,300,000	15,299,618
U.S. Treasury Bill (G)	0.060	09-02-21	10,630,000	10,629,588
U.S. Treasury Bill (G)	0.078	12-30-21	5,460,000	5,458,749
U.S. Treasury Bill (G)	0.119	09-09-21	1,010,000	1,009,952

	Yield (%)	Shares	Value
Short-term funds 8.1%			90,940,615
John Hancock Collateral Trust (H)	0.0455(I)	416,087	4,163,660
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(I)	86,776,955	86,776,955

Total investments (Cost $1,055,184,115) 100.4%	$1,120,096,186
Other assets and liabilities, net (0.4%)	(4,364,404)
Total net assets 100.0%	$1,115,731,782

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(D)	All or a portion of this security is on loan as of 7-31-21. The value of securities on loan amounted to $3,746,111. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $235,953 in the form of U.S. Treasuries was pledged to the fund.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	For this type of option, notional amounts are equivalent to number of contracts.
(G)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 7-31-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
12	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The fund had the following country composition as a percentage of net assets on 7-31-21:
United States	74.5%
Canada	3.3%
United Kingdom	3.1%
China	2.4%
Japan	1.9%
France	1.9%
India	1.4%
Bermuda	1.0%
South Korea	1.0%
Other countries	9.5%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	13

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
KOSPI 200 Index Futures	36	Short	Sep 2021	$(3,388,116)	$(3,324,448)	$63,668
						$63,668
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	5,570,000	USD	4,438,173	MSI	8/31/2021	$26,270	—
CAD	12,295,000	USD	10,183,245	BNP	9/15/2021	—	$(328,518)
EUR	9,051,000	USD	10,749,625	BNP	9/15/2021	—	(3,828)
EUR	7,469,000	USD	8,802,199	MSI	9/15/2021	65,369	—
EUR	6,799,000	USD	8,070,472	SCB	9/15/2021	1,639	—
GBP	6,052,000	USD	8,554,212	BNP	9/15/2021	—	(141,040)
HKD	3,935,000	USD	507,334	JPM	9/15/2021	—	(925)
JPY	779,058,000	USD	7,062,314	CITI	8/31/2021	40,534	—
JPY	615,100,000	USD	5,624,980	SCB	9/15/2021	—	(16,279)
KRW	7,605,500,000	USD	6,601,997	SCB	9/15/2021	—	(10,364)
USD	16,687,232	EUR	14,066,000	BNP	9/15/2021	—	(12,622)
USD	15,477,827	EUR	12,806,000	GSI	9/15/2021	273,907	—
USD	6,457,414	EUR	5,458,000	MSI	9/15/2021	—	(22,595)
USD	505,515	HKD	3,935,000	MSI	9/15/2021	—	(894)
USD	9,704,961	KRW	10,794,440,000	BNP	9/15/2021	349,497	—
						$757,216	$(537,065)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Covestro AG	EUR	72.00	Sep 2021	222,039	222,039	$213,397	$(28,057)
							$213,397	$(28,057)
Exchange-traded	Alibaba Group Holding, Ltd.	USD	230.00	Sep 2021	341	34,100	58,553	(60,016)
Exchange-traded	Amazon.com, Inc.	USD	5,400.00	Jun 2022	23	2,300	148,014	(41,975)
Exchange-traded	salesforce.com, Inc.	USD	270.00	Aug 2021	7	700	2,252	(214)
Exchange-traded	SPDR S&P Biotech ETF	USD	150.00	Jan 2022	359	35,900	101,121	(86,519)
							$309,940	$(188,724)
Puts
Exchange-traded	Alibaba Group Holding, Ltd.	USD	170.00	Sep 2021	341	34,100	$132,717	$(113,383)
Exchange-traded	Amazon.com, Inc.	USD	3,000.00	Jun 2022	23	2,300	309,924	(457,873)
Exchange-traded	Financial Select Sector SPDR Fund	USD	30.00	Jun 2022	2,850	285,000	286,923	(296,400)
Exchange-traded	iShares MSCI EAFE ETF	USD	68.00	Sep 2021	8,475	847,500	243,022	(165,263)
Exchange-traded	iShares Russell 2000 ETF	USD	197.00	Sep 2021	2,766	276,600	619,118	(503,409)
							$1,591,704	$(1,536,328)
							$2,115,041	$(1,753,109)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
Exchange-traded	S&P 500 Index	USD	3,575.00	Aug 2021	79	7,900	$196,053	$(13,233)
14	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Exchange-traded	S&P 500 Index	USD	3,800.00	Sep 2021	39	3,900	$67,769	$(55,965)
							$263,822	$(69,198)
							$263,822	$(69,198)

Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar vs. Japanese Yen	GSI	USD	135.00	Sep 2021	20,020,323	$271,275	$(20)
						$271,275	$(20)
* For this type of option, notional amounts are equivalent to number of contracts.
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	ARK Innovation ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	24,394	May 2023	GSI	—	$154	$154
Pay	Euro STOXX 50 Index	1-Month EUR EURIBOR - 0.50%	Monthly	EUR	993,041	May 2023	GSI	—	(39,589)	(39,589)
Pay	Euro STOXX 50 Index	1-Month EUR EURIBOR - 0.50%	Monthly	EUR	2,860,434	May 2023	GSI	—	(114,034)	(114,034)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	381,712	May 2023	GSI	—	(5,729)	(5,729)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.50%	Monthly	USD	201,164	May 2023	GSI	—	(3,019)	(3,019)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.50%	Monthly	USD	267,403	May 2023	GSI	—	(4,013)	(4,013)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.50%	Monthly	USD	739,029	May 2023	GSI	—	(11,092)	(11,092)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.50%	Monthly	USD	395,456	May 2023	GSI	—	(5,935)	(5,935)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.50%	Monthly	USD	590,036	May 2023	GSI	—	(8,855)	(8,855)
Pay	FTSE China A50 Index	1-Month USD LIBOR - 6.00%	Monthly	USD	125,676	May 2023	GSI	—	11,771	11,771
Pay	FTSE China A50 Index	1-Month USD LIBOR - 8.50%	Monthly	USD	7,855	May 2023	GSI	—	736	736
Pay	iShares Biotechnology ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	774,622	May 2023	GSI	—	(8,026)	(8,026)
Pay	iShares Biotechnology ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	3,184,301	May 2023	GSI	—	(32,992)	(32,992)
Pay	iShares Biotechnology ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	1,623,243	May 2023	GSI	—	(16,818)	(16,818)
Pay	iShares Biotechnology ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	1,779,119	May 2023	GSI	—	(18,433)	(18,433)
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	629,923	May 2023	GSI	—	(9,916)	(9,916)
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 0.65%	Monthly	USD	1,011,053	May 2023	GSI	—	(15,916)	(15,916)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.20%	Monthly	USD	789	May 2023	GSI	—	(18)	(18)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.40%	Monthly	USD	8,702,107	May 2023	GSI	—	(196,882)	(196,882)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	670,242	May 2023	GSI	—	(15,164)	(15,164)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	1,971	May 2023	GSI	—	(45)	(45)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	192,793	May 2023	GSI	—	(4,362)	(4,362)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	1,774,170	May 2023	GSI	—	(40,140)	(40,140)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	4,179,156	May 2023	GSI	—	(94,552)	(94,552)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	433,686	May 2023	GSI	—	(9,812)	(9,812)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	630,816	May 2023	GSI	—	(14,272)	(14,272)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	236,556	May 2023	GSI	—	(5,352)	(5,352)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	15

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	998,661	May 2023	GSI	—	$(22,594)	$(22,594)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	490,854	May 2023	GSI	—	(11,105)	(11,105)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	442,754	May 2023	GSI	—	(10,017)	(10,017)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,604,482	May 2023	GSI	—	(58,926)	(58,926)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	419,887	May 2023	GSI	—	(9,500)	(9,500)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	340,246	May 2023	GSI	—	(7,698)	(7,698)
Pay	iShares MSCI Brazil ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	131,457	May 2023	GSI	—	2,652	2,652
Pay	iShares MSCI Brazil ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	358,989	May 2023	GSI	—	7,242	7,242
Pay	iShares MSCI Brazil ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	626,790	May 2023	GSI	—	12,644	12,644
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,290,748	May 2023	GSI	—	(35,643)	(35,643)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	3,969,665	May 2023	GSI	—	(45,904)	(45,904)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	770,322	May 2023	GSI	—	(8,908)	(8,908)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	3,233,751	May 2023	GSI	—	(37,394)	(37,394)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	1,927,140	May 2023	GSI	—	(22,285)	(22,285)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	4,666,129	May 2023	GSI	—	(53,957)	(53,957)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	436,328	May 2023	GSI	—	(5,046)	(5,046)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	670,065	May 2023	GSI	—	(7,748)	(7,748)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	290,688	May 2023	GSI	—	(3,361)	(3,361)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,179,658	May 2023	GSI	—	(13,641)	(13,641)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	422,090	May 2023	GSI	—	(4,881)	(4,881)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	557,646	May 2023	GSI	—	(6,448)	(6,448)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,121,036	May 2023	GSI	—	(36,090)	(36,090)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	404,590	May 2023	GSI	—	(4,679)	(4,679)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	6,418,290	May 2023	GSI	—	(135,327)	(135,327)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	210,428	May 2023	GSI	—	(4,437)	(4,437)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	667,886	May 2023	GSI	—	(14,082)	(14,082)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,286,971	May 2023	GSI	—	(27,135)	(27,135)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	244,119	May 2023	GSI	—	(5,147)	(5,147)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	402,724	May 2023	GSI	—	(8,491)	(8,491)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	385,151	May 2023	GSI	—	(8,121)	(8,121)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	150,882	May 2023	GSI	—	(3,181)	(3,181)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,035,912	May 2023	GSI	—	(21,842)	(21,842)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	225,013	May 2023	GSI	—	(4,607)	(4,607)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	13,022,754	May 2023	GSI	—	(266,639)	(266,639)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	685,385	May 2023	GSI	—	(14,033)	(14,033)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,290,222	May 2023	GSI	—	(46,892)	(46,892)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,945,433	May 2023	GSI	—	(60,307)	(60,307)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,264,730	May 2023	GSI	—	(25,895)	(25,895)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	673,747	May 2023	GSI	—	(11,644)	(11,644)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,422,741	May 2023	GSI	—	(32,259)	(32,259)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	2,251,884	May 2023	GSI	—	(51,059)	(51,059)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	5,451,176	May 2023	GSI	—	(123,600)	(123,600)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	5,925,833	May 2023	GSI	—	(134,362)	(134,362)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.15%	Monthly	USD	4,144,178	May 2023	GSI	—	(93,965)	(93,965)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.15%	Monthly	USD	432,653	May 2023	GSI	—	(9,810)	(9,810)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.90%	Monthly	USD	3,026,538	May 2023	GSI	—	(68,623)	(68,623)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.90%	Monthly	USD	3,002,430	May 2023	GSI	—	(68,077)	(68,077)
16	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.50%	Monthly	USD	4,625,354	May 2023	GSI	—	$(104,875)	$(104,875)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.50%	Monthly	USD	7,354,785	May 2023	GSI	—	(127,961)	(127,961)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.50%	Monthly	USD	1,812,282	May 2023	GSI	—	(31,531)	(31,531)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	13,490	May 2023	GSI	—	(719)	(719)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	1,544,887	May 2023	GSI	—	(82,371)	(82,371)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,112,184	May 2023	GSI	—	(103,093)	(103,093)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	400,068	May 2023	GSI	—	(13,252)	(13,252)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,394,042	May 2023	GSI	—	(79,304)	(79,304)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,164,017	May 2023	GSI	—	(104,810)	(104,810)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,338,419	May 2023	GSI	—	(77,461)	(77,461)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,488,810	May 2023	GSI	—	(115,569)	(115,569)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	5,503,497	May 2023	GSI	—	(182,306)	(182,306)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	154,776	May 2023	GSI	—	(6,154)	(6,154)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	828,501	May 2023	GSI	—	(32,944)	(32,944)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	422,355	May 2023	GSI	—	(16,794)	(16,794)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.85%	Monthly	USD	462,877	May 2023	GSI	—	(18,406)	(18,406)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,380,944	May 2023	JPM	—	12,079	12,079
Pay	Hang Seng Properties Index	1-Month HKD HIBOR - 0.37%	Monthly	HKD	970,936	May 2023	JPM	—	10,251	10,251
Pay	Hang Seng Properties Index	1-Month HKD HIBOR - 0.37%	Monthly	HKD	69,353	May 2023	JPM	—	732	732
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	6,475,277	May 2023	JPM	—	(201,074)	(201,074)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,414,356	May 2023	JPM	—	(43,919)	(43,919)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,223,767	May 2023	JPM	—	(38,001)	(38,001)
Pay	iShares Biotechnology ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	1,368,838	May 2023	JPM	—	(24,543)	(24,543)
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 3.96%	Monthly	USD	2,180,552	May 2023	JPM	—	(15,665)	(15,665)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 2.30%	Monthly	USD	2,710,087	May 2023	JPM	—	(24,280)	(24,280)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.06%	Monthly	USD	279,720	May 2023	JPM	—	(2,506)	(2,506)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.96%	Monthly	USD	2,917,080	May 2023	JPM	—	(26,134)	(26,134)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.96%	Monthly	USD	12,787	May 2023	JPM	—	(115)	(115)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.38%	Monthly	USD	1,638,360	May 2023	JPM	—	(14,678)	(14,678)
Pay	iShares MSCI Philippines ETF	1-Month USD LIBOR - 4.96%	Monthly	USD	980,486	May 2023	JPM	—	89,222	89,222
Pay	iShares MSCI Philippines ETF	1-Month USD LIBOR - 4.96%	Monthly	USD	173,789	May 2023	JPM	—	15,814	15,814
Pay	iShares MSCI Philippines ETF	1-Month USD LIBOR - 4.96%	Monthly	USD	4,462	May 2023	JPM	—	406	406
Pay	iShares MSCI Philippines ETF	1-Month USD LIBOR - 5.33%	Monthly	USD	4,739	May 2023	JPM	—	431	431
Pay	iShares MSCI Thailand ETF	1-Month USD LIBOR - 7.21%	Monthly	USD	297,448	May 2023	JPM	—	14,439	14,439
Pay	iShares MSCI Thailand ETF	1-Month USD LIBOR - 7.21%	Monthly	USD	664,589	May 2023	JPM	—	32,261	32,261
Pay	iShares MSCI Thailand ETF	1-Month USD LIBOR - 5.96%	Monthly	USD	4,687	May 2023	JPM	—	228	228
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	2,458,992	May 2023	JPM	—	63,393	63,393
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	197,114	May 2023	JPM	—	5,082	5,082
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.68%	Monthly	USD	11,609,991	May 2023	JPM	—	299,306	299,306
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 2.54%	Monthly	USD	177,094	May 2023	JPM	—	4,566	4,566
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.07%	Monthly	USD	1,896,602	May 2023	JPM	—	48,895	48,895
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.46%	Monthly	USD	2,627,294	May 2023	JPM	—	(71,656)	(71,656)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	17

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	436,736	May 2023	JPM	—	$(881)	$(881)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	629,497	May 2023	JPM	—	(1,269)	(1,269)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.86%	Monthly	USD	135,389	May 2023	JPM	—	(273)	(273)
Pay	iShares U.S. Home Construction ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	110,416	May 2023	JPM	—	(4,080)	(4,080)
Pay	KOSPI 200 Index	1-Month USD LIBOR - 0.35%	Monthly	USD	70,367	May 2023	JPM	—	3,066	3,066
Pay	KOSPI 200 Index	1-Month USD LIBOR - 0.35%	Monthly	USD	3,689	May 2023	JPM	—	161	161
Pay	KOSPI 200 Index	1-Month USD LIBOR - 0.35%	Monthly	USD	7,683	May 2023	JPM	—	335	335
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.52%	Monthly	USD	4,748,323	May 2023	JPM	—	361,838	361,838
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.20%	Monthly	USD	1,789,438	May 2023	JPM	—	136,361	136,361
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.20%	Monthly	USD	1,667,470	May 2023	JPM	—	127,067	127,067
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 2.33%	Monthly	USD	8,029,026	May 2023	JPM	—	611,838	611,838
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.63%	Monthly	USD	2,572,676	May 2023	JPM	—	196,046	196,046
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.32%	Monthly	USD	1,893,638	May 2023	JPM	—	144,302	144,302
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.36%	Monthly	USD	5,309,802	May 2023	JPM	—	404,624	404,624
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.36%	Monthly	USD	3,266,142	May 2023	JPM	—	248,891	248,891
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.33%	Monthly	USD	753,448	May 2023	JPM	—	57,415	57,415
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.33%	Monthly	USD	1,819,195	May 2023	JPM	—	24,937	24,937
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.33%	Monthly	USD	1,055,923	May 2023	JPM	—	—	—
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	1,482,781	May 2023	JPM	—	46,783	46,783
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	804,339	May 2023	JPM	—	25,377	25,377
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	597,510	May 2023	JPM	—	18,852	18,852
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.86%	Monthly	USD	881,581	May 2023	JPM	—	27,814	27,814
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.81%	Monthly	USD	719,985	May 2023	JPM	—	10,880	10,880
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.81%	Monthly	USD	4,956,166	May 2023	JPM	—	74,892	74,892
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.73%	Monthly	USD	303,038	May 2023	JPM	—	4,579	4,579
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.11%	Monthly	USD	3,263,536	May 2023	JPM	—	49,315	49,315
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.46%	Monthly	USD	1,027,915	May 2023	JPM	—	15,533	15,533
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	10,389	May 2023	JPM	—	(137)	(137)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.39%	Monthly	USD	1,558	May 2023	JPM	—	(21)	(21)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	602,929	May 2023	JPM	—	(2,690)	(2,690)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,263,818	May 2023	JPM	—	(10,100)	(10,100)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	547,719	May 2023	JPM	—	(2,444)	(2,444)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	367,237	May 2023	JPM	—	(5,937)	(5,937)
Pay	ARK Fintech Innovation ETF	1-Month USD LIBOR - 1.21%	Monthly	USD	262,553	May 2023	MSI	—	2,565	2,565
Pay	ARK Fintech Innovation ETF	1-Month USD LIBOR - 1.01%	Monthly	USD	228,928	May 2023	MSI	—	2,237	2,237
Pay	ARK Fintech Innovation ETF	1-Month USD LIBOR - 0.81%	Monthly	USD	320,080	May 2023	MSI	—	3,127	3,127
Pay	ARK Fintech Innovation ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	235,655	May 2023	MSI	—	(3,200)	(3,200)
Pay	ARK Innovation ETF	1-Month USD LIBOR - 2.77%	Monthly	USD	2,463,606	May 2023	MSI	—	(76,194)	(76,194)
Pay	ARK Innovation ETF	1-Month USD LIBOR - 4.25%	Monthly	USD	685,945	May 2023	MSI	—	(21,215)	(21,215)
Pay	ARK Innovation ETF	1-Month USD LIBOR - 4.25%	Monthly	USD	1,701,768	May 2023	MSI	—	(52,632)	(52,632)
Pay	ARK Innovation ETF	1-Month USD LIBOR - 3.85%	Monthly	USD	1,107,397	May 2023	MSI	—	(13,763)	(13,763)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	3,405,446	May 2023	MSI	—	(3,779)	(3,779)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	8,805,858	May 2023	MSI	—	(9,772)	(9,772)
Pay	Energy Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,392,329	May 2023	MSI	—	19,732	19,732
Pay	Energy Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,412,069	May 2023	MSI	—	20,011	20,011
Pay	Energy Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	3,349,771	May 2023	MSI	—	(52,064)	(52,064)
Pay	Euro STOXX 50 Index	1-Month EUR EURIBOR - 0.40%	Monthly	EUR	2,519,018	May 2023	MSI	—	(24,244)	(24,244)
18	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Euro STOXX 50 Index	1-Month EUR EURIBOR - 0.40%	Monthly	EUR	628,740	May 2023	MSI	—	$(6,051)	$(6,051)
Pay	Euro STOXX 600 Automobiles & Parts Index	1-Month EUR EURIBOR - 0.40%	Monthly	EUR	886,533	May 2023	MSI	—	(6,378)	(6,378)
Pay	Euro STOXX 600 Automobiles & Parts Index	1-Month EUR EURIBOR - 0.40%	Monthly	EUR	447,403	May 2023	MSI	—	(3,219)	(3,219)
Pay	Euro STOXX 600 Basic Resources Index	1-Month EUR EURIBOR - 0.40%	Monthly	EUR	2,152,504	May 2023	MSI	—	(250,497)	(250,497)
Pay	Euro STOXX 600 Oil & Gas Index	1-Month EUR EURIBOR - 0.40%	Monthly	EUR	209,084	May 2023	MSI	—	(11,419)	(11,419)
Pay	Euro STOXX 600 Oil & Gas Index	1-Month EUR EURIBOR - 0.40%	Monthly	EUR	2,815,388	May 2023	MSI	—	(166,279)	(166,279)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,355,545	May 2023	MSI	—	6,432	6,432
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	557,942	May 2023	MSI	—	1,524	1,524
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.65%	Monthly	USD	991,230	May 2023	MSI	—	2,707	2,707
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.65%	Monthly	USD	210,162	May 2023	MSI	—	574	574
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	565,449	May 2023	MSI	—	1,544	1,544
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	569,295	May 2023	MSI	—	1,555	1,555
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	351,406	May 2023	MSI	—	960	960
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,145,583	May 2023	MSI	—	3,128	3,128
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	144,393	May 2023	MSI	—	394	394
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	124,874	May 2023	MSI	—	341	341
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	330,715	May 2023	MSI	—	903	903
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	222,357	May 2023	MSI	—	607	607
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	319,070	May 2023	MSI	—	871	871
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	342,251	May 2023	MSI	—	935	935
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,084,025	May 2023	MSI	—	2,960	2,960
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	1,859,530	May 2023	MSI	—	(56,248)	(56,248)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	8,166,823	May 2023	MSI	—	(247,036)	(247,036)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	6,310,756	May 2023	MSI	—	(190,892)	(190,892)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,058,356	May 2023	MSI	—	(32,014)	(32,014)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	908,665	May 2023	MSI	—	(27,486)	(27,486)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,308,860	May 2023	MSI	—	(69,840)	(69,840)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	4,740,474	May 2023	MSI	—	(143,393)	(143,393)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.54%	Monthly	USD	2,837,076	May 2023	MSI	—	(85,818)	(85,818)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.54%	Monthly	USD	1,523,976	May 2023	MSI	—	(46,098)	(46,098)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	5,372,845	May 2023	MSI	—	(162,522)	(162,522)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,307,321	May 2023	MSI	—	(69,793)	(69,793)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,760,891	May 2023	MSI	—	(53,265)	(53,265)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,889,153	May 2023	MSI	—	(87,393)	(87,393)
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,074,880	May 2023	MSI	—	(5,645)	(5,645)
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	4,869,658	May 2023	MSI	—	(25,575)	(25,575)
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,507,060	May 2023	MSI	—	(13,167)	(13,167)
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	3,535,569	May 2023	MSI	—	(18,568)	(18,568)
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,581,474	May 2023	MSI	—	(8,306)	(8,306)
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,223,578	May 2023	MSI	—	(92,719)	(92,719)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	4,339,579	May 2023	MSI	—	(48,750)	(48,750)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	1,405,307	May 2023	MSI	—	(15,787)	(15,787)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	127,624	May 2023	MSI	—	(1,434)	(1,434)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	201,531	May 2023	MSI	—	(2,264)	(2,264)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	242,269	May 2023	MSI	—	(2,722)	(2,722)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	8,649,235	May 2023	MSI	—	(97,164)	(97,164)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	123,298	May 2023	MSI	—	(1,385)	(1,385)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	2,553,203	May 2023	MSI	—	(28,682)	(28,682)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	1,781,329	May 2023	MSI	—	(20,011)	(20,011)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	19

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Invesco Solar ETF	1-Month USD LIBOR - 5.52%	Monthly	USD	149,905	May 2023	MSI	—	$(6,271)	$(6,271)
Pay	Invesco Solar ETF	1-Month USD LIBOR - 5.56%	Monthly	USD	1,242,166	May 2023	MSI	—	(51,965)	(51,965)
Pay	Invesco Solar ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	518,049	May 2023	MSI	—	(21,672)	(21,672)
Pay	iShares Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	1,849,530	May 2023	MSI	—	(75,839)	(75,839)
Pay	iShares Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	1,329,578	May 2023	MSI	—	(54,519)	(54,519)
Pay	iShares Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	4,290,514	May 2023	MSI	—	(175,931)	(175,931)
Pay	iShares Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	435,071	May 2023	MSI	—	(17,840)	(17,840)
Pay	iShares Biotechnology ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	3,450,311	May 2023	MSI	—	(141,479)	(141,479)
Pay	iShares Biotechnology ETF	1-Month USD LIBOR - 1.10%	Monthly	USD	3,865,316	May 2023	MSI	—	(158,496)	(158,496)
Pay	iShares Biotechnology ETF	1-Month USD LIBOR - 1.18%	Monthly	USD	3,088,654	May 2023	MSI	—	(126,649)	(126,649)
Pay	iShares Biotechnology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,145,735	May 2023	MSI	—	(87,985)	(87,985)
Pay	iShares Biotechnology ETF	1-Month USD LIBOR - 1.50%	Monthly	USD	1,484,688	May 2023	MSI	—	(60,879)	(60,879)
Pay	iShares Biotechnology ETF	1-Month USD LIBOR - 1.49%	Monthly	USD	1,090,863	May 2023	MSI	—	(44,731)	(44,731)
Pay	iShares Biotechnology ETF	1-Month USD LIBOR - 1.49%	Monthly	USD	615,979	May 2023	MSI	—	(25,258)	(25,258)
Pay	iShares Biotechnology ETF	1-Month USD LIBOR - 1.32%	Monthly	USD	1,170,328	May 2023	MSI	—	(47,989)	(47,989)
Pay	iShares Biotechnology ETF	1-Month USD LIBOR - 1.32%	Monthly	USD	1,249,635	May 2023	MSI	—	(51,241)	(51,241)
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 3.47%	Monthly	USD	3,370,965	May 2023	MSI	—	(39,581)	(39,581)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.32%	Monthly	USD	330,086	May 2023	MSI	—	(13,020)	(13,020)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.32%	Monthly	USD	1,884,321	May 2023	MSI	—	(74,327)	(74,327)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.07%	Monthly	USD	3,768,642	May 2023	MSI	—	(148,655)	(148,655)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.07%	Monthly	USD	371,201	May 2023	MSI	—	(14,642)	(14,642)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.06%	Monthly	USD	13,188	May 2023	MSI	—	(520)	(520)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.06%	Monthly	USD	3,123,986	May 2023	MSI	—	(123,226)	(123,226)
Pay	iShares MSCI EAFE ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	45,683	May 2023	MSI	—	(342)	(342)
Pay	iShares MSCI EAFE ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	8,842,560	May 2023	MSI	—	(66,123)	(66,123)
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,969,308	May 2023	MSI	—	132,495	132,495
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.62%	Monthly	USD	681,336	May 2023	MSI	—	30,402	30,402
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.62%	Monthly	USD	893,055	May 2023	MSI	—	39,849	39,849
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	310,828	May 2023	MSI	—	13,870	13,870
Pay	iShares MSCI Indonesia ETF	1-Month USD LIBOR - 5.43%	Monthly	USD	2,354	May 2023	MSI	—	4	4
Pay	iShares MSCI Indonesia ETF	1-Month USD LIBOR - 5.43%	Monthly	USD	1,713,339	May 2023	MSI	—	2,555	2,555
Pay	iShares MSCI Indonesia ETF	1-Month USD LIBOR - 5.42%	Monthly	USD	3,018	May 2023	MSI	—	5	5
Pay	iShares MSCI Indonesia ETF	1-Month USD LIBOR - 5.42%	Monthly	USD	314,355	May 2023	MSI	—	469	469
Pay	iShares MSCI Indonesia ETF	1-Month USD LIBOR - 5.42%	Monthly	USD	3,964	May 2023	MSI	—	6	6
Pay	iShares MSCI Indonesia ETF	1-Month USD LIBOR - 5.42%	Monthly	USD	361,255	May 2023	MSI	—	539	539
Pay	iShares MSCI Philippines ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	38,144	May 2023	MSI	—	1,978	1,978
Pay	iShares MSCI Philippines ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	826	May 2023	MSI	—	43	43
Pay	iShares MSCI Philippines ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	209,214	May 2023	MSI	—	10,851	10,851
Pay	iShares MSCI Thailand ETF	1-Month USD LIBOR - 6.28%	Monthly	USD	37,724	May 2023	MSI	—	877	877
Pay	iShares MSCI Thailand ETF	1-Month USD LIBOR - 6.32%	Monthly	USD	898	May 2023	MSI	—	21	21
Pay	iShares MSCI Thailand ETF	1-Month USD LIBOR - 6.32%	Monthly	USD	163,323	May 2023	MSI	—	3,797	3,797
Pay	iShares MSCI Thailand ETF	1-Month USD LIBOR - 6.38%	Monthly	USD	4,117	May 2023	MSI	—	96	96
Pay	iShares MSCI Thailand ETF	1-Month USD LIBOR - 6.38%	Monthly	USD	200,373	May 2023	MSI	—	4,658	4,658
Pay	iShares Russell 1000 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,465,638	May 2023	MSI	—	(15,037)	(15,037)
Pay	iShares Russell 1000 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,447,868	May 2023	MSI	—	(25,115)	(25,115)
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,016,113	May 2023	MSI	—	(13,909)	(13,909)
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,600,086	May 2023	MSI	—	(35,592)	(35,592)
20	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,279,416	May 2023	MSI	—	$(17,514)	$(17,514)
Pay	iShares Russell 2000 ETF	1-Month USD LIBOR - 0.62%	Monthly	USD	1,993,056	May 2023	MSI	—	(31,320)	(31,320)
Pay	iShares Russell 2000 ETF	1-Month USD LIBOR - 0.61%	Monthly	USD	1,023,079	May 2023	MSI	—	(16,077)	(16,077)
Pay	iShares Russell 2000 ETF	1-Month USD LIBOR - 0.61%	Monthly	USD	2,229,619	May 2023	MSI	—	(35,038)	(35,038)
Pay	iShares Russell 2000 ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	3,326,259	May 2023	MSI	—	(53,817)	(53,817)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.77%	Monthly	USD	5,074,334	May 2023	MSI	—	(121,032)	(121,032)
Pay	iShares Russell 2000 Value ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	33,981	May 2023	MSI	—	(250)	(250)
Pay	iShares Russell 2000 Value ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,905	May 2023	MSI	—	(14)	(14)
Pay	iShares Russell 2000 Value ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,176	May 2023	MSI	—	(23)	(23)
Pay	iShares Russell 2000 Value ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,970	May 2023	MSI	—	(29)	(29)
Pay	iShares Russell 3000 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,050,200	May 2023	MSI	—	(31,255)	(31,255)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.92%	Monthly	USD	137,512	May 2023	MSI	—	(4,665)	(4,665)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.97%	Monthly	USD	1,527,331	May 2023	MSI	—	(51,814)	(51,814)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.96%	Monthly	USD	812,137	May 2023	MSI	—	(27,551)	(27,551)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.96%	Monthly	USD	2,000,774	May 2023	MSI	—	(67,875)	(67,875)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.96%	Monthly	USD	2,463,494	May 2023	MSI	—	(83,573)	(83,573)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.91%	Monthly	USD	3,445,974	May 2023	MSI	—	(116,903)	(116,903)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	2,383,021	May 2023	MSI	—	(80,843)	(80,843)
Pay	iShares Semiconductor ETF	1-Month USD LIBOR - 1.11%	Monthly	USD	595,018	May 2023	MSI	—	(28,208)	(28,208)
Pay	iShares Semiconductor ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	1,120,675	May 2023	MSI	—	(53,127)	(53,127)
Pay	iShares Semiconductor ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	838,870	May 2023	MSI	—	(39,768)	(39,768)
Pay	iShares Semiconductor ETF	1-Month USD LIBOR - 1.06%	Monthly	USD	1,990,081	May 2023	MSI	—	(94,342)	(94,342)
Pay	iShares U.S. Home Construction ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	882,288	May 2023	MSI	—	(62,304)	(62,304)
Pay	iShares U.S. Home Construction ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	1,797,996	May 2023	MSI	—	(126,968)	(126,968)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.54%	Monthly	USD	69,560	May 2023	MSI	—	(8,135)	(8,135)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	516,918	May 2023	MSI	—	(6,107)	(6,107)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	443,880	May 2023	MSI	—	(5,244)	(5,244)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,078,180	May 2023	MSI	—	(12,737)	(12,737)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,568,578	May 2023	MSI	—	(18,530)	(18,530)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	842,546	May 2023	MSI	—	(9,953)	(9,953)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	976,883	May 2023	MSI	—	(11,540)	(11,540)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,602,923	May 2023	MSI	—	(18,936)	(18,936)
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,562,247	May 2023	MSI	—	53,217	53,217
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,361,804	May 2023	MSI	—	(17,814)	(17,814)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.70%	Monthly	USD	1,826,753	May 2023	MSI	—	(23,896)	(23,896)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.93%	Monthly	USD	1,459,743	May 2023	MSI	—	(19,095)	(19,095)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,014,074	May 2023	MSI	—	(13,265)	(13,265)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.20%	Monthly	USD	724,629	May 2023	MSI	—	(9,479)	(9,479)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	888,258	May 2023	MSI	—	(11,619)	(11,619)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.09%	Monthly	USD	532,379	May 2023	MSI	—	(6,964)	(6,964)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.09%	Monthly	USD	300,625	May 2023	MSI	—	(3,933)	(3,933)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.12%	Monthly	USD	1,163,044	May 2023	MSI	—	(15,214)	(15,214)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.07%	Monthly	USD	1,529,061	May 2023	MSI	—	(20,002)	(20,002)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.82%	Monthly	USD	1,851,549	May 2023	MSI	—	(24,220)	(24,220)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 4.07%	Monthly	USD	609,945	May 2023	MSI	—	(7,979)	(7,979)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	459,864	May 2023	MSI	—	9,924	9,924
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.45%	Monthly	USD	2,299,066	May 2023	MSI	—	49,612	49,612
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.14%	Monthly	USD	1,908,652	May 2023	MSI	—	41,187	41,187
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.07%	Monthly	USD	2,092,636	May 2023	MSI	—	45,158	45,158
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.02%	Monthly	USD	1,046,606	May 2023	MSI	—	22,585	22,585
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	21

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.02%	Monthly	USD	242,818	May 2023	MSI	—	$5,240	$5,240
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.07%	Monthly	USD	2,113,356	May 2023	MSI	—	45,605	45,605
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.76%	Monthly	USD	1,768,281	May 2023	MSI	—	38,158	38,158
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	2,052,603	May 2023	MSI	—	44,294	44,294
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.76%	Monthly	USD	1,908,460	May 2023	MSI	—	41,183	41,183
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	853,211	May 2023	MSI	—	(3,747)	(3,747)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.06%	Monthly	USD	1,137,844	May 2023	MSI	—	(18,448)	(18,448)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.06%	Monthly	USD	2,429,156	May 2023	MSI	—	(39,385)	(39,385)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.16%	Monthly	USD	4,702,875	May 2023	MSI	—	(76,249)	(76,249)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.16%	Monthly	USD	3,595,688	May 2023	MSI	—	(58,298)	(58,298)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	598,236	May 2023	MSI	—	(3,603)	(3,603)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,376,153	May 2023	MSI	—	(8,288)	(8,288)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,623,838	May 2023	MSI	—	(15,803)	(15,803)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	4,482,111	May 2023	MSI	—	(26,995)	(26,995)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,313,227	May 2023	MSI	—	(19,955)	(19,955)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	4,073,284	May 2023	MSI	—	(24,533)	(24,533)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	2,861,681	May 2023	MSI	—	(17,236)	(17,236)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,435,725	May 2023	MSI	—	(20,693)	(20,693)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	338,312	May 2023	MSI	—	(2,038)	(2,038)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,543,276	May 2023	MSI	—	(9,295)	(9,295)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,844,695	May 2023	MSI	—	(17,133)	(17,133)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,585,801	May 2023	MSI	—	(15,574)	(15,574)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,209,967	May 2023	MSI	—	(13,310)	(13,310)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	5,895,374	May 2023	MSI	—	(35,507)	(35,507)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	642,603	May 2023	MSI	—	(3,870)	(3,870)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	954,769	May 2023	MSI	—	(5,751)	(5,751)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	4,257,135	May 2023	MSI	—	(25,640)	(25,640)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,177,500	May 2023	MSI	—	(19,138)	(19,138)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,389,032	May 2023	MSI	—	(14,389)	(14,389)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,317,334	May 2023	MSI	—	(13,957)	(13,957)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,440,697	May 2023	MSI	—	(8,677)	(8,677)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,560,437	May 2023	MSI	—	(21,444)	(21,444)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	561,231	May 2023	MSI	—	(10,006)	(10,006)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	359,368	May 2023	MSI	—	(6,407)	(6,407)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	955,802	May 2023	MSI	—	(17,040)	(17,040)
22	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	115,369	May 2023	MSI	—	$(2,057)	$(2,057)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	915,012	May 2023	MSI	—	(16,313)	(16,313)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,025,064	May 2023	MSI	—	(18,275)	(18,275)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.48%	Monthly	USD	819,095	May 2023	MSI	—	(14,603)	(14,603)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	569,039	May 2023	MSI	—	(10,145)	(10,145)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	8,167,463	May 2023	MSI	—	(145,609)	(145,609)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	406,620	May 2023	MSI	—	(7,249)	(7,249)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	498,431	May 2023	MSI	—	(8,886)	(8,886)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	298,722	May 2023	MSI	—	(5,326)	(5,326)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.57%	Monthly	USD	320,530	May 2023	MSI	—	(5,714)	(5,714)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.57%	Monthly	USD	342,271	May 2023	MSI	—	(6,102)	(6,102)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.61%	Monthly	USD	11,109,583	May 2023	MSI	—	(198,061)	(198,061)
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 6.62%	Monthly	USD	2,020,130	May 2023	MSI	—	127,640	127,640
Receive	CGWMUKTT Index	1-Month GBP LIBOR + 0.30%	Monthly	GBP	1,174,358	Dec 2021	CITI	—	(401)	(401)
Receive	Accton Technology Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	415,197	May 2023	CITI	$(66,150)	48,863	(17,287)
Receive	Grifols SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	329,404	May 2023	CITI	—	(1,293)	(1,293)
Receive	Grifols SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	575,393	May 2023	CITI	—	(2,258)	(2,258)
Receive	Grifols SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	198,258	May 2023	CITI	—	(778)	(778)
Receive	salesforce.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	553,592	May 2023	CITI	—	(2,315)	(2,315)
Receive	Total SE Future	Fixed 0.00%	Monthly	EUR	690,050	Dec 2022	GSI	—	309,730	309,730
Receive	Acceleron Pharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	195,599	May 2023	GSI	—	5,731	5,731
Receive	Acceleron Pharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	330,210	May 2023	GSI	—	9,675	9,675
Receive	Acceleron Pharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	36,447	May 2023	GSI	—	1,068	1,068
Receive	Acceleron Pharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	206,533	May 2023	GSI	—	6,053	6,053
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.20%	Monthly	USD	82,727	May 2023	GSI	—	3,338	3,338
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.20%	Monthly	USD	576,030	May 2023	GSI	—	23,246	23,246
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	166,470	May 2023	GSI	—	4,585	4,585
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	313,829	May 2023	GSI	—	8,643	8,643
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	57,033	May 2023	GSI	—	1,571	1,571
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	660,653	May 2023	GSI	—	18,193	18,193
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	486,270	May 2023	GSI	—	13,391	13,391
Receive	AJ Bell PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	151,832	May 2023	GSI	—	8,688	8,688
Receive	AJ Bell PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	484,717	May 2023	GSI	—	27,737	27,737
Receive	AJ Bell PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	324,909	May 2023	GSI	—	(7,563)	(7,563)
Receive	AJ Bell PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	943,730	May 2023	GSI	—	(30,478)	(30,478)
Receive	Alcon, Inc.	1-Month CHF LIBOR + 0.20%	Monthly	CHF	20,282	May 2023	GSI	—	906	906
Receive	Alcon, Inc.	1-Month CHF LIBOR + 0.20%	Monthly	CHF	197,619	May 2023	GSI	—	8,829	8,829
Receive	Alcon, Inc.	1-Month CHF LIBOR + 0.20%	Monthly	CHF	235,267	May 2023	GSI	—	10,511	10,511
Receive	ALD SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	247,106	May 2023	GSI	—	5,846	5,846
Receive	Alkermes PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	1,791,522	May 2023	GSI	—	141,056	141,056
Receive	Alkermes PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	51,917	May 2023	GSI	—	4,087	4,087
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	46,159	May 2023	GSI	—	(1,070)	(1,070)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	165,219	May 2023	GSI	—	(3,829)	(3,829)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	82,427	May 2023	GSI	—	(1,910)	(1,910)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	527,713	May 2023	GSI	—	(12,231)	(12,231)
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	67,891	May 2023	GSI	—	(4,672)	(4,672)
Receive	American Express Company	1-Month USD LIBOR + 0.20%	Monthly	USD	165,661	May 2023	GSI	—	3,493	3,493
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	23

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	American Express Company	1-Month USD LIBOR + 0.20%	Monthly	USD	926,927	May 2023	GSI	—	$11,397	$11,397
Receive	American Express Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,213,331	May 2023	GSI	—	17,228	17,228
Receive	American Express Company	1-Month USD LIBOR + 0.20%	Monthly	USD	3,596,848	May 2023	GSI	—	(162,175)	(162,175)
Receive	Ameris Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	584,688	May 2023	GSI	—	—	—
Receive	Amicus Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	859,237	May 2023	GSI	—	(20,828)	(20,828)
Receive	Amicus Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,915	May 2023	GSI	—	(531)	(531)
Receive	Amicus Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	61,890	May 2023	GSI	—	(1,500)	(1,500)
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD LIBOR + 0.75%	Monthly	USD	38,586	May 2023	GSI	—	(4,342)	(4,342)
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD LIBOR + 0.75%	Monthly	USD	634,220	May 2023	GSI	—	(71,367)	(71,367)
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD LIBOR + 0.75%	Monthly	USD	7,361	May 2023	GSI	—	(828)	(828)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	90,466	May 2023	GSI	—	(1,383)	(1,383)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	170,794	May 2023	GSI	—	(2,611)	(2,611)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	485,085	May 2023	GSI	—	(7,418)	(7,418)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	577,501	May 2023	GSI	—	(8,831)	(8,831)
Receive	Apellis Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,150,311	May 2023	GSI	—	(3,319)	(3,319)
Receive	Apellis Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	224,595	May 2023	GSI	—	(649)	(649)
Receive	Applied Industrial Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	128,803	May 2023	GSI	—	2,597	2,597
Receive	Applied Industrial Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	702,217	May 2023	GSI	—	14,158	14,158
Receive	Applied Industrial Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	349,658	May 2023	GSI	—	7,050	7,050
Receive	ARC Resources, Ltd.	1-Month CAD CDOR + 0.20%	Monthly	CAD	371,092	May 2023	GSI	—	2,814	2,814
Receive	ARC Resources, Ltd.	1-Month CAD CDOR + 0.20%	Monthly	CAD	1,027,191	May 2023	GSI	—	7,789	7,789
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	23,769	May 2023	GSI	—	(883)	(883)
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	616,108	May 2023	GSI	—	81,825	81,825
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	4,172	May 2023	GSI	—	2,346	2,346
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	205,496	May 2023	GSI	—	28,820	28,820
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	411,055	May 2023	GSI	—	57,648	57,648
Receive	argenx SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	47,487	May 2023	GSI	—	(913)	(913)
Receive	argenx SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	169,772	May 2023	GSI	—	(3,263)	(3,263)
Receive	argenx SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	111,733	May 2023	GSI	—	(2,148)	(2,148)
Receive	argenx SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	108,630	May 2023	GSI	—	(2,088)	(2,088)
Receive	argenx SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	126,631	May 2023	GSI	—	(2,434)	(2,434)
Receive	Ascendis Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	17,706	May 2023	GSI	—	(570)	(570)
Receive	Ascendis Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	47,257	May 2023	GSI	—	(1,521)	(1,521)
Receive	Ascendis Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	68,504	May 2023	GSI	—	(2,205)	(2,205)
Receive	Ascendis Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	102,817	May 2023	GSI	—	(3,309)	(3,309)
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	10,338,435	May 2023	GSI	—	(7,803)	(7,803)
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,916,430	May 2023	GSI	—	(1,446)	(1,446)
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	2,554,605	May 2023	GSI	—	(1,928)	(1,928)
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	3,829,050	May 2023	GSI	—	(2,890)	(2,890)
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	13,020,675	May 2023	GSI	—	(9,827)	(9,827)
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	2,487,930	May 2023	GSI	—	(1,878)	(1,878)
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,369,695	May 2023	GSI	—	(1,034)	(1,034)
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,972,050	May 2023	GSI	—	(3,753)	(3,753)
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	14,912,340	May 2023	GSI	—	(11,255)	(11,255)
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	8,300,085	May 2023	GSI	—	(6,264)	(6,264)
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	3,202,305	May 2023	GSI	—	(2,417)	(2,417)
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	15,544,800	May 2023	GSI	—	(11,732)	(11,732)
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	6,096,000	May 2023	GSI	—	(4,601)	(4,601)
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	15,278,100	May 2023	GSI	—	(11,531)	(11,531)
24	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	AstraZeneca PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	252,158	May 2023	GSI	—	$(7,862)	$(7,862)
Receive	AstraZeneca PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	295,622	May 2023	GSI	—	(9,217)	(9,217)
Receive	AstraZeneca PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	548,541	May 2023	GSI	—	(17,103)	(17,103)
Receive	AstraZeneca PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	93,016	May 2023	GSI	—	(2,900)	(2,900)
Receive	AstraZeneca PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	636,737	May 2023	GSI	—	(19,854)	(19,854)
Receive	AstraZeneca PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	561,225	May 2023	GSI	—	(17,499)	(17,499)
Receive	Atreca, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	49,725	May 2023	GSI	—	(16,679)	(16,679)
Receive	Banca Generali SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	972,210	May 2023	GSI	—	10,688	10,688
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	965,390	May 2023	GSI	—	97,855	97,855
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	151,287	May 2023	GSI	—	15,335	15,335
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	79,284	May 2023	GSI	—	8,036	8,036
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	86,742	May 2023	GSI	—	(3,443)	(3,443)
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	163,738	May 2023	GSI	—	(6,498)	(6,498)
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	273,594	May 2023	GSI	—	(10,859)	(10,859)
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	12,844	May 2023	GSI	—	454	454
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	74,100	May 2023	GSI	—	2,619	2,619
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	494,247	May 2023	GSI	—	17,467	17,467
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	355,433	May 2023	GSI	—	12,561	12,561
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	296,400	May 2023	GSI	—	10,476	10,476
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	311,467	May 2023	GSI	—	11,008	11,008
Receive	Beigene, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	59,987	May 2023	GSI	—	(156)	(156)
Receive	Beigene, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	213,921	May 2023	GSI	—	(557)	(557)
Receive	Beigene, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	132,034	May 2023	GSI	—	(344)	(344)
Receive	BioAtla, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	292,320	May 2023	GSI	—	(5,413)	(5,413)
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,747,505	May 2023	GSI	—	245,796	245,796
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	317,930	May 2023	GSI	—	20,853	20,853
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	390,502	May 2023	GSI	—	25,611	25,611
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	761,833	May 2023	GSI	—	49,965	49,965
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	299,530	May 2023	GSI	—	19,645	19,645
Receive	BPER Banca SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	993,979	May 2023	GSI	—	—	—
Receive	Brenntag SE	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	527,908	May 2023	GSI	—	14,594	14,594
Receive	Brenntag SE	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	479,116	May 2023	GSI	—	13,246	13,246
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	4,666,797	May 2023	GSI	—	114,336	114,336
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	123,699	May 2023	GSI	—	3,030	3,030
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	535,762	May 2023	GSI	—	13,124	13,124
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	48,472	May 2023	GSI	—	3,459	3,459
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	307,062	May 2023	GSI	—	21,913	21,913
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	344,129	May 2023	GSI	—	24,557	24,557
Receive	Cellnex Telecom SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	805,231	May 2023	GSI	—	37,131	37,131
Receive	Cellnex Telecom SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	310,376	May 2023	GSI	—	14,312	14,312
Receive	Cellnex Telecom SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	441,406	May 2023	GSI	—	20,354	20,354
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	58,051	May 2023	GSI	—	2,567	2,567
Receive	CME Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,122,995	May 2023	GSI	—	19,021	19,021
Receive	Coherus Biosciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,539	May 2023	GSI	—	(77)	(77)
Receive	Commerzbank AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	194,011	May 2023	GSI	—	2,781	2,781
Receive	Constellation Brands, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,032,630	May 2023	GSI	—	(3,889)	(3,889)
Receive	Constellation Brands, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	449,214	May 2023	GSI	—	(1,692)	(1,692)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	25

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Constellation Brands, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	60,346	May 2023	GSI	—	$(227)	$(227)
Receive	Constellation Brands, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	378,736	May 2023	GSI	—	(1,427)	(1,427)
Receive	ConvaTec Group PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	84,892	May 2023	GSI	—	(9,241)	(9,241)
Receive	ConvaTec Group PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	10,195	May 2023	GSI	—	(1,110)	(1,110)
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	53,741	May 2023	GSI	—	453	453
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	525,076	May 2023	GSI	—	4,426	4,426
Receive	Credit Agricole SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	111,989	May 2023	GSI	—	5,807	5,807
Receive	Criteo SA, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	1,543,854	May 2023	GSI	—	(53,166)	(53,166)
Receive	CSPC Pharmaceutical Group, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	213,600	May 2023	GSI	—	(492)	(492)
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	62,888	May 2023	GSI	—	(1,071)	(1,071)
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	51,133	May 2023	GSI	—	(870)	(870)
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	64,695	May 2023	GSI	—	(1,101)	(1,101)
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	49,740	May 2023	GSI	—	(847)	(847)
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	1,319,917	May 2023	GSI	—	(22,500)	(22,500)
Receive	Curtiss-Wright Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,801,294	May 2023	GSI	—	32,093	32,093
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	2,501,499	May 2023	GSI	—	(582)	(582)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	178,281,968	May 2023	GSI	—	(41,509)	(41,509)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	26,976,950	May 2023	GSI	—	(6,278)	(6,278)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	31,525,130	May 2023	GSI	—	(7,337)	(7,337)
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,638,074	May 2023	GSI	—	81,310	81,310
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	161,085	May 2023	GSI	—	7,996	7,996
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	303,736	May 2023	GSI	—	15,077	15,077
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	50,764	May 2023	GSI	—	2,520	2,520
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	554,438	May 2023	GSI	—	27,519	27,519
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	280,197	May 2023	GSI	—	13,907	13,907
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	340,036	May 2023	GSI	—	16,626	16,626
Receive	DBAPP Security, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	14,420	May 2023	GSI	—	314	314
Receive	DBAPP Security, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	5,077	May 2023	GSI	—	111	111
Receive	DBAPP Security, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	3,554	May 2023	GSI	—	77	77
Receive	Dyne Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	77,439	May 2023	GSI	—	(6,015)	(6,015)
Receive	Dyne Therapeutics, Inc	1-Month USD LIBOR + 0.20%	Monthly	USD	47,917	May 2023	GSI	—	—	—
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	111,589	May 2023	GSI	—	5,948	5,948
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	106,580	May 2023	GSI	—	5,681	5,681
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	428,025	May 2023	GSI	—	22,815	22,815
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	509,666	May 2023	GSI	—	27,167	27,167
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	319,740	May 2023	GSI	—	17,044	17,044
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	248,118	May 2023	GSI	—	13,225	13,225
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	20,369,800	May 2023	GSI	—	(4,729)	(4,729)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	9,527,511	May 2023	GSI	—	(2,212)	(2,212)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	23,147,500	May 2023	GSI	—	(5,373)	(5,373)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	9,259,000	May 2023	GSI	—	(2,149)	(2,149)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	10,184,900	May 2023	GSI	—	(2,364)	(2,364)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	34,952,725	May 2023	GSI	—	(8,114)	(8,114)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	82,405,100	May 2023	GSI	—	(19,119)	(19,119)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	64,813,000	May 2023	GSI	—	(15,037)	(15,037)
Receive	Elanco Animal Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,324	May 2023	GSI	—	351	351
Receive	Eli Lilly & Company	1-Month USD LIBOR + 0.20%	Monthly	USD	206,348	May 2023	GSI	—	7,428	7,428
Receive	Eli Lilly & Company	1-Month USD LIBOR + 0.20%	Monthly	USD	871,454	May 2023	GSI	—	31,371	31,371
Receive	Eli Lilly & Company	1-Month USD LIBOR + 0.20%	Monthly	USD	527,385	May 2023	GSI	—	18,987	18,987
Receive	Eli Lilly & Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,380,507	May 2023	GSI	—	49,701	49,701
26	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	363,578	May 2023	GSI	—	$14,931	$14,931
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	640,799	May 2023	GSI	—	26,315	26,315
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	69,325	May 2023	GSI	—	2,847	2,847
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	130,815	May 2023	GSI	—	5,372	5,372
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,589	May 2023	GSI	—	886	886
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	301,289	May 2023	GSI	—	12,371	12,371
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	358,701	May 2023	GSI	—	14,729	14,729
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	263,868	May 2023	GSI	—	10,836	10,836
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	215,972	May 2023	GSI	—	8,868	8,868
Receive	Enstar Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	361,671	May 2023	GSI	—	6,095	6,095
Receive	Enstar Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	928,567	May 2023	GSI	—	15,649	15,649
Receive	Enstar Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	759,736	May 2023	GSI	—	12,804	12,804
Receive	Equitable Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,049,310	May 2023	GSI	—	55,010	55,010
Receive	Erste Group Bank AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	584,201	May 2023	GSI	—	49,956	49,956
Receive	Erste Group Bank AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	320,392	May 2023	GSI	—	27,397	27,397
Receive	Erste Group Bank AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	927,872	May 2023	GSI	—	79,344	79,344
Receive	Exact Sciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,856	May 2023	GSI	—	(798)	(798)
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	769,627	May 2023	GSI	—	24,436	24,436
Receive	Five Below, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	521,768	May 2023	GSI	—	16,345	16,345
Receive	Five Below, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,860,495	May 2023	GSI	—	58,274	58,274
Receive	Floor & Decor Holdings, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	140,010	May 2023	GSI	—	15,785	15,785
Receive	Fluor Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,590,668	May 2023	GSI	—	(1,087)	(1,087)
Receive	Fluor Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	453,574	May 2023	GSI	—	(310)	(310)
Receive	Galapagos NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	28,117	May 2023	GSI	—	399	399
Receive	Galapagos NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	42,151	May 2023	GSI	—	598	598
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	403,596	May 2023	GSI	—	2,534	2,534
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	1,120,797	May 2023	GSI	—	7,036	7,036
Receive	Genpact, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,175,472	May 2023	GSI	—	142,681	142,681
Receive	Genus PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	52,575	May 2023	GSI	—	4,538	4,538
Receive	Genus PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	61,605	May 2023	GSI	—	5,317	5,317
Receive	Genus PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	90,306	May 2023	GSI	—	7,794	7,794
Receive	Genus PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	36,953	May 2023	GSI	—	3,189	3,189
Receive	Glaukos Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	258,486	May 2023	GSI	—	16,536	16,536
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,363,150	May 2023	GSI	—	58,153	58,153
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,611,349	May 2023	GSI	—	138,086	138,086
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	37,561	May 2023	GSI	—	963	963
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	662,890	May 2023	GSI	—	16,311	16,311
Receive	Gold Fields, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	777,880	May 2023	GSI	—	44,313	44,313
Receive	Guangzhou Automobile Group Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	33,255	May 2023	GSI	—	(59)	(59)
Receive	Haemonetics Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	681,811	May 2023	GSI	—	4,572	4,572
Receive	HCA Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,676	May 2023	GSI	—	(48)	(48)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	29,516	May 2023	GSI	—	301	301
Receive	Hikma Pharmaceuticals PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	34,584	May 2023	GSI	—	352	352
Receive	Hikma Pharmaceuticals PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	50,708	May 2023	GSI	—	517	517
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	27

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Hikma Pharmaceuticals PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	15,625	May 2023	GSI	—	$159	$159
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	155,637	May 2023	GSI	—	10,789	10,789
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	78,731	May 2023	GSI	—	5,458	5,458
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	152,479	May 2023	GSI	—	10,570	10,570
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,191	May 2023	GSI	—	1,469	1,469
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	245,665	May 2023	GSI	—	17,029	17,029
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	292,469	May 2023	GSI	—	20,274	20,274
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	106,836	May 2023	GSI	—	(7,883)	(7,883)
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	202,160	May 2023	GSI	—	(14,916)	(14,916)
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	534,641	May 2023	GSI	—	(39,449)	(39,449)
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	441,159	May 2023	GSI	—	(32,552)	(32,552)
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	338,468	May 2023	GSI	—	(25,489)	(25,489)
Receive	Hutchmed China, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	36,036	May 2023	GSI	—	1,806	1,806
Receive	IDEXX Laboratories, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	69,617	May 2023	GSI	—	945	945
Receive	IDEXX Laboratories, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	131,870	May 2023	GSI	—	1,790	1,790
Receive	IDEXX Laboratories, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	24,098	May 2023	GSI	—	327	327
Receive	IDEXX Laboratories, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	332,687	May 2023	GSI	—	4,515	4,515
Receive	ImmunoGen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	34,548	May 2023	GSI	—	(548)	(548)
Receive	ImmunoGen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	81,487	May 2023	GSI	—	(1,294)	(1,294)
Receive	ImmunoGen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	97,248	May 2023	GSI	—	(1,544)	(1,544)
Receive	Inari Medical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	426,229	May 2023	GSI	—	13,079	13,079
Receive	Inhibrx, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	32,509	May 2023	GSI	—	268	268
Receive	Inhibrx, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	520,490	May 2023	GSI	—	4,383	4,383
Receive	Insulet Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	194,851	May 2023	GSI	—	4,832	4,832
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	1,245,496	May 2023	GSI	—	(635)	(635)
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	546,637	May 2023	GSI	—	(278)	(278)
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	1,273,389	May 2023	GSI	—	(648)	(648)
Receive	Intermediate Capital Group PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	1,163,113	May 2023	GSI	—	143,475	143,475
Receive	Intermediate Capital Group PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	326,529	May 2023	GSI	—	40,279	40,279
Receive	Intermediate Capital Group PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	149,653	May 2023	GSI	—	18,460	18,460
Receive	Intermediate Capital Group PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	303,847	May 2023	GSI	—	37,481	37,481
Receive	International Bancshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	329,321	May 2023	GSI	—	2,950	2,950
Receive	International Bancshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	113,169	May 2023	GSI	—	1,014	1,014
Receive	Intuit, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	357,518	May 2023	GSI	—	15,021	15,021
Receive	Intuitive Surgical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	109,831	May 2023	GSI	—	4,178	4,178
Receive	Intuitive Surgical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	206,291	May 2023	GSI	—	7,848	7,848
Receive	Intuitive Surgical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,326	May 2023	GSI	—	545	545
Receive	Ironwood Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	31,650	May 2023	GSI	—	1,032	1,032
Receive	JPMorgan Chase & Co.	1-Month USD LIBOR + 0.20%	Monthly	USD	982,247	May 2023	GSI	—	19,407	19,407
Receive	JPMorgan Chase & Co.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,074,768	May 2023	GSI	—	21,235	21,235
Receive	JPMorgan Chase & Co.	1-Month USD LIBOR + 0.20%	Monthly	USD	776,097	May 2023	GSI	—	15,334	15,334
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	97,974	May 2023	GSI	—	(625)	(625)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	1,954	May 2023	GSI	—	(12)	(12)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	14,772	May 2023	GSI	—	(94)	(94)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	160,502	May 2023	GSI	—	(1,023)	(1,023)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	191,101	May 2023	GSI	—	(1,219)	(1,219)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	1,716,198	May 2023	GSI	—	(10,943)	(10,943)
28	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	273,763	May 2023	GSI	—	$(17,239)	$(17,239)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	35,595	May 2023	GSI	—	(2,241)	(2,241)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	127,098	May 2023	GSI	—	(8,004)	(8,004)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	88,614	May 2023	GSI	—	(5,580)	(5,580)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	76,766	May 2023	GSI	—	—	—
Receive	Masimo Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	32,843	May 2023	GSI	—	658	658
Receive	Masimo Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	61,949	May 2023	GSI	—	1,241	1,241
Receive	Masimo Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,215	May 2023	GSI	—	225	225
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	2,781,343	May 2023	GSI	—	88,846	88,846
Receive	Medical Properties Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	566,953	May 2023	GSI	—	2,936	2,936
Receive	Medical Properties Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	281,813	May 2023	GSI	—	1,459	1,459
Receive	Medical Properties Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	487,478	May 2023	GSI	—	2,524	2,524
Receive	Merus NV	1-Month USD LIBOR + 0.20%	Monthly	USD	140,076	May 2023	GSI	—	(5,188)	(5,188)
Receive	Middleby Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,017,856	May 2023	GSI	—	64,428	64,428
Receive	Mirati Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	203,293	May 2023	GSI	—	(4,355)	(4,355)
Receive	Mirati Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	32,710	May 2023	GSI	—	(701)	(701)
Receive	Mirati Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	139,672	May 2023	GSI	—	(2,992)	(2,992)
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	55,759,473	May 2023	GSI	—	9,941	9,941
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	42,345,800	May 2023	GSI	—	7,554	7,554
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	39,560,640	May 2023	GSI	—	7,057	7,057
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	47,518,240	May 2023	GSI	—	8,477	8,477
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	49,166,600	May 2023	GSI	—	8,760	8,760
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	37,623	May 2023	GSI	—	2,779	2,779
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	203,368	May 2023	GSI	—	15,024	15,024
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	266,158	May 2023	GSI	—	19,661	19,661
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	317,000	May 2023	GSI	—	23,417	23,417
Receive	Morgan Stanley	1-Month USD LIBOR + 0.20%	Monthly	USD	174,762	May 2023	GSI	—	8,239	8,239
Receive	Morgan Stanley	1-Month USD LIBOR + 0.20%	Monthly	USD	1,852,678	May 2023	GSI	—	87,351	87,351
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	226,517	May 2023	GSI	—	15,624	15,624
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	107,453	May 2023	GSI	—	7,412	7,412
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	53,727	May 2023	GSI	—	3,706	3,706
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	53,727	May 2023	GSI	—	3,706	3,706
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	53,727	May 2023	GSI	—	3,706	3,706
Receive	Myovant Sciences, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	77,610	May 2023	GSI	—	2,411	2,411
Receive	NanoString Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	264,232	May 2023	GSI	—	8,159	8,159
Receive	NanoString Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	216,228	May 2023	GSI	—	6,676	6,676
Receive	National Grid PLC, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	1,045,097	May 2023	GSI	—	16,421	16,421
Receive	National Grid PLC, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	1,064,473	May 2023	GSI	—	16,725	16,725
Receive	National Grid PLC, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	844,499	May 2023	GSI	—	13,269	13,269
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	25,355,500	May 2023	GSI	—	(6,714)	(6,714)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	10,834	May 2023	GSI	—	62	62
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	56,421	May 2023	GSI	—	323	323
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	82,757	May 2023	GSI	—	473	473
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	865,569	May 2023	GSI	—	4,948	4,948
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	78,506	May 2023	GSI	—	449	449
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	551,461	May 2023	GSI	—	3,152	3,152
Receive	Nurix Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	114,285	May 2023	GSI	—	7,774	7,774
Receive	Nurix Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	161,398	May 2023	GSI	—	10,978	10,978
Receive	Nurix Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	102,025	May 2023	GSI	—	6,940	6,940
Receive	Nuvei Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	872,030	May 2023	GSI	—	50,561	50,561
Receive	Ollie’s Bargain Outlet Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	494,827	May 2023	GSI	—	(2,369)	(2,369)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	29

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Ollie’s Bargain Outlet Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,495,798	May 2023	GSI	—	$(7,156)	$(7,156)
Receive	Omnicell, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,376,629	May 2023	GSI	—	(37,144)	(37,144)
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	10,245,900	May 2023	GSI	—	197	197
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,635,645	May 2023	GSI	—	89	89
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	12,245,100	May 2023	GSI	—	235	235
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	17,992,800	May 2023	GSI	—	346	346
Receive	Oyster Point Pharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	48,283	May 2023	GSI	—	(10,211)	(10,211)
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	287,350	May 2023	GSI	—	15,026	15,026
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	734,877	May 2023	GSI	—	38,428	38,428
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	859,464	May 2023	GSI	—	44,942	44,942
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	690,992	May 2023	GSI	—	29,777	29,777
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	634,287	May 2023	GSI	—	27,334	27,334
Receive	Prudential PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	408,267	May 2023	GSI	—	14,389	14,389
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	203,435	May 2023	GSI	—	(21,967)	(21,967)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,911	May 2023	GSI	—	(2,150)	(2,150)
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	69,882	May 2023	GSI	—	(1,514)	(1,514)
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	438,668	May 2023	GSI	—	(9,472)	(9,472)
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,617	May 2023	GSI	—	(380)	(380)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	33,308	May 2023	GSI	—	(1,730)	(1,730)
Receive	Richter Gedeon Nyrt	Fixed 0.80%	Monthly	HUF	6,933,675	May 2023	GSI	—	195	195
Receive	Roche Holding AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	1,193,235	May 2023	GSI	—	—	—
Receive	Safran SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	386,971	May 2023	GSI	—	(2,293)	(2,293)
Receive	Safran SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	73,070	May 2023	GSI	—	(433)	(433)
Receive	Sage Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	616,885	May 2023	GSI	—	(41,624)	(41,624)
Receive	Schneider Electric SE	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	171,342	May 2023	GSI	—	11,968	11,968
Receive	Schneider Electric SE	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	548,161	May 2023	GSI	—	38,289	38,289
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	59,137	May 2023	GSI	—	3,288	3,288
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	87,180	May 2023	GSI	—	4,847	4,847
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	319,660	May 2023	GSI	—	17,771	17,771
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	29,060	May 2023	GSI	—	1,616	1,616
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	202,650	May 2023	GSI	—	—	—
Receive	Serco Group PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	258,672	May 2023	GSI	—	3,659	3,659
Receive	Serco Group PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	110,947	May 2023	GSI	—	1,570	1,570
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	692,292	May 2023	GSI	—	(9,975)	(9,975)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	105,316	May 2023	GSI	—	(1,518)	(1,518)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	120,953	May 2023	GSI	—	(1,743)	(1,743)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	80,902	May 2023	GSI	—	(1,166)	(1,166)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	58,467	May 2023	GSI	—	(843)	(843)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	57,933	May 2023	GSI	—	(835)	(835)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	71,623	May 2023	GSI	—	(1,032)	(1,032)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	113,150	May 2023	GSI	—	(1,630)	(1,630)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	55,217	May 2023	GSI	—	(796)	(796)
30	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	109,774	May 2023	GSI	—	$(1,582)	$(1,582)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	434,419	May 2023	GSI	—	(6,260)	(6,260)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	116,651	May 2023	GSI	—	(1,681)	(1,681)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	193,141	May 2023	GSI	—	(2,783)	(2,783)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	19,468	May 2023	GSI	—	(281)	(281)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	136,935	May 2023	GSI	—	(1,973)	(1,973)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	165,243	May 2023	GSI	—	(2,381)	(2,381)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	147,596	May 2023	GSI	—	(2,127)	(2,127)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	62,800	May 2023	GSI	—	(905)	(905)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	125,600	May 2023	GSI	—	(1,810)	(1,810)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	116,117	May 2023	GSI	—	(1,673)	(1,673)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	63,051	May 2023	GSI	—	(909)	(909)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	36,989	May 2023	GSI	—	(533)	(533)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	34,038	May 2023	GSI	—	(490)	(490)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	37,602	May 2023	GSI	—	(542)	(542)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	62,800	May 2023	GSI	—	(905)	(905)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	72,738	May 2023	GSI	—	(1,048)	(1,048)
Receive	Shenzhen Dynanonic Company, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	382,743	May 2023	GSI	—	34,594	34,594
Receive	Shenzhen Dynanonic Company, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	52,088	May 2023	GSI	—	4,708	4,708
Receive	Shenzhen Dynanonic Company, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	1,377,833	May 2023	GSI	—	124,535	124,535
Receive	Shenzhen Dynanonic Company, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	20,835	May 2023	GSI	—	1,883	1,883
Receive	Shenzhen Dynanonic Company, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	3,473	May 2023	GSI	—	314	314
Receive	Shenzhen Dynanonic Company, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	3,473	May 2023	GSI	—	314	314
Receive	Smith & Nephew PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	8,007	May 2023	GSI	—	(172)	(172)
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	962,033	May 2023	GSI	—	8,337	8,337
Receive	Standard Chartered PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	57,301	May 2023	GSI	$(1,736)	3,618	1,882
Receive	Standard Chartered PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	66,675	May 2023	GSI	—	2,189	2,189
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	288,646	May 2023	GSI	—	5,883	5,883
Receive	Svenska Handelsbanken AB, A Shares	1-Month SEK STIBOR + 0.20%	Monthly	SEK	2,082,200	May 2023	GSI	—	4,075	4,075
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,904,855	May 2023	GSI	—	36,431	36,431
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	698,640	May 2023	GSI	—	(1,759)	(1,759)
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	649,522	May 2023	GSI	—	(1,636)	(1,636)
Receive	T&D Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	68,557,216	May 2023	GSI	—	23,859	23,859
Receive	T&D Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	27,890,408	May 2023	GSI	—	9,706	9,706
Receive	T&D Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	86,886,280	May 2023	GSI	—	30,238	30,238
Receive	T&D Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	40,962,896	May 2023	GSI	—	14,256	14,256
Receive	TCR2 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	31,111	May 2023	GSI	—	(4,293)	(4,293)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	31

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Tecan Group AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	10,366	May 2023	GSI	—	$1,243	$1,243
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	42,477	May 2023	GSI	—	1,237	1,237
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	186,124	May 2023	GSI	—	5,422	5,422
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	392,715	May 2023	GSI	—	11,439	11,439
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	257,176	May 2023	GSI	—	7,492	7,492
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	548,333	May 2023	GSI	—	15,972	15,972
Receive	The Boston Beer Company, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	383,936	May 2023	GSI	—	(92,869)	(92,869)
Receive	Theravance Biopharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,764	May 2023	GSI	—	(1,032)	(1,032)
Receive	Theravance Biopharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	181,654	May 2023	GSI	—	(14,681)	(14,681)
Receive	Theravance Biopharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	264,581	May 2023	GSI	—	(21,384)	(21,384)
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,655,177	May 2023	GSI	—	237,285	237,285
Receive	Turning Point Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	29,630	May 2023	GSI	—	(2,385)	(2,385)
Receive	Turning Point Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	49,822	May 2023	GSI	—	(4,003)	(4,003)
Receive	UBS Group AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	1,084,952	May 2023	GSI	—	58,594	58,594
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	51,323	May 2023	GSI	—	1,742	1,742
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	60,098	May 2023	GSI	—	2,040	2,040
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	88,197	May 2023	GSI	—	2,993	2,993
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	173,646	May 2023	GSI	—	5,893	5,893
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	637,410	May 2023	GSI	—	21,631	21,631
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	37,672	May 2023	GSI	—	1,278	1,278
Receive	UMB Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	455,501	May 2023	GSI	—	4,442	4,442
Receive	UMB Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	428,768	May 2023	GSI	—	576	576
Receive	UMB Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	570,652	May 2023	GSI	—	—	—
Receive	Umpqua Holdings Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	603,474	May 2023	GSI	—	5,555	5,555
Receive	UniCredit SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	494,657	May 2023	GSI	—	57,321	57,321
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	227,546	May 2023	GSI	—	(432)	(432)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,534,597	May 2023	GSI	—	(2,916)	(2,916)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	713,199	May 2023	GSI	—	(1,355)	(1,355)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	558,748	May 2023	GSI	—	(1,062)	(1,062)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	342,765	May 2023	GSI	—	(650)	(650)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	330,376	May 2023	GSI	—	(628)	(628)
Receive	Valley National Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	311,338	May 2023	GSI	—	6,577	6,577
Receive	Valley National Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	362,856	May 2023	GSI	—	7,665	7,665
Receive	Valley National Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	516,023	May 2023	GSI	—	10,902	10,902
Receive	Valley National Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	518,811	May 2023	GSI	—	10,961	10,961
Receive	Valley National Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	348,407	May 2023	GSI	—	7,361	7,361
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	926,424	May 2023	GSI	—	(21,059)	(21,059)
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	360,942	May 2023	GSI	—	(8,205)	(8,205)
Receive	Veracyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	45,542	May 2023	GSI	—	7,302	7,302
Receive	Veracyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	85,939	May 2023	GSI	—	13,779	13,779
Receive	Verisk Analytics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	475,060	May 2023	GSI	—	7,182	7,182
Receive	Verisk Analytics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	475,170	May 2023	GSI	—	7,646	7,646
Receive	Verisk Analytics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	474,302	May 2023	GSI	—	12,697	12,697
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	82,158	May 2023	GSI	—	2,093	2,093
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	314,480	May 2023	GSI	—	8,022	8,022
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	39,310	May 2023	GSI	—	1,003	1,003
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	997,219	May 2023	GSI	—	12,843	12,843
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	50,226	May 2023	GSI	—	647	647
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	388,920	May 2023	GSI	—	5,007	5,007
32	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	800,490	May 2023	GSI	—	$(14,462)	$(14,462)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	407,948	May 2023	GSI	—	(7,372)	(7,372)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	646,895	May 2023	GSI	—	(11,687)	(11,687)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	868,544	May 2023	GSI	—	(15,692)	(15,692)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	562,394	May 2023	GSI	—	(10,160)	(10,160)
Receive	Worldline SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	1,033,924	May 2023	GSI	—	(20,268)	(20,268)
Receive	Worldline SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	1,004,881	May 2023	GSI	—	(19,699)	(19,699)
Receive	Zai Lab, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	77,254	May 2023	GSI	—	(8,137)	(8,137)
Receive	Zhejiang HangKe Technology, Inc.	1-Month USD LIBOR + 0.75%	Monthly	USD	5,449	May 2023	GSI	—	2,000	2,000
Receive	Zhejiang HangKe Technology, Inc.	1-Month USD LIBOR + 0.75%	Monthly	USD	4,192	May 2023	GSI	—	1,538	1,538
Receive	Zhejiang HangKe Technology, Inc.	1-Month USD LIBOR + 0.75%	Monthly	USD	5,491	May 2023	GSI	—	2,015	2,015
Receive	Zions Bancorp NA	1-Month USD LIBOR + 0.20%	Monthly	USD	459,882	May 2023	GSI	—	17,827	17,827
Receive	Accton Technology Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	597,749	May 2023	JPM	—	(956)	(956)
Receive	Accton Technology Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	457,102	May 2023	JPM	—	(731)	(731)
Receive	Accton Technology Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	93,765	May 2023	JPM	—	(149)	(149)
Receive	Adobe, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	424,993	May 2023	JPM	—	17,524	17,524
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	475,184	May 2023	JPM	—	58,861	58,861
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	926,562	May 2023	JPM	—	114,772	114,772
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	653,355	May 2023	JPM	—	80,930	80,930
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.20%	Monthly	USD	174,159	May 2023	JPM	—	10,193	10,193
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,961,620	May 2023	JPM	—	58,119	58,119
Receive	Agios Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	125,457	May 2023	JPM	—	(20,129)	(20,129)
Receive	Agios Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	892,397	May 2023	JPM	—	(143,094)	(143,094)
Receive	Agios Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	23,362	May 2023	JPM	—	(3,746)	(3,746)
Receive	Agios Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	143,150	May 2023	JPM	—	(22,954)	(22,954)
Receive	Agios Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	145,727	May 2023	JPM	—	(23,367)	(23,367)
Receive	AIA Group, Ltd.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	375,777	May 2023	JPM	—	(1,893)	(1,893)
Receive	Airbnb, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	469,294	May 2023	JPM	—	(13,881)	(13,881)
Receive	Akeso, Inc.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	11,697,272	May 2023	JPM	—	(185,474)	(185,474)
Receive	Akeso, Inc.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	361,128	May 2023	JPM	—	(5,726)	(5,726)
Receive	ALD SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	724	May 2023	JPM	—	(53)	(53)
Receive	ALD SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	53,706	May 2023	JPM	—	(3,963)	(3,963)
Receive	ALD SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	216,074	May 2023	JPM	—	(15,945)	(15,945)
Receive	Alfa Laval AB	1-Month SEK STIBOR + 0.20%	Monthly	SEK	17,639,765	May 2023	JPM	—	320,850	320,850
Receive	Alfa Laval AB	1-Month SEK STIBOR + 0.20%	Monthly	SEK	6,419,263	May 2023	JPM	—	116,760	116,760
Receive	Align Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	81,630	May 2023	JPM	—	12,286	12,286
Receive	Align Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,386,508	May 2023	JPM	—	208,688	208,688
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,228,333	May 2023	JPM	—	31,873	31,873
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	191,818	May 2023	JPM	—	4,977	4,977
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	3,651,939	May 2023	JPM	—	246,299	246,299
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	971,663	May 2023	JPM	—	65,543	65,543
Receive	Alphabet, Inc., Class C	1-Month USD LIBOR + 0.20%	Monthly	USD	4,425,191	May 2023	JPM	—	184,998	184,998
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,031,889	May 2023	JPM	—	(572,594)	(572,594)
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	341,844	May 2023	JPM	—	(32,447)	(32,447)
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	187,463	May 2023	JPM	—	(17,793)	(17,793)
Receive	Amerant Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	182,581	May 2023	JPM	—	7,607	7,607
Receive	Amerant Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	347,452	May 2023	JPM	—	14,476	14,476
Receive	American Express Company	1-Month USD LIBOR + 0.20%	Monthly	USD	598,716	May 2023	JPM	—	4,823	4,823
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,183,926	May 2023	JPM	—	(7,413)	(7,413)
Receive	Apellis Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	251,648	May 2023	JPM	—	(19,031)	(19,031)
Receive	Arch Capital Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	400,416	May 2023	JPM	—	1,985	1,985
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	33

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	44,741	May 2023	JPM	—	$(5,036)	$(5,036)
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	367,046	May 2023	JPM	—	37,193	37,193
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,017,537	May 2023	JPM	—	103,108	103,108
Receive	ASML Holding NV, NYRS	1-Month USD LIBOR + 0.20%	Monthly	USD	2,325,099	May 2023	JPM	—	273,704	273,704
Receive	ASML Holding NV, NYRS	1-Month USD LIBOR + 0.20%	Monthly	USD	1,063,784	May 2023	JPM	—	125,226	125,226
Receive	ASML Holding NV, NYRS	1-Month USD LIBOR + 0.20%	Monthly	USD	364,197	May 2023	JPM	—	42,872	42,872
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	10,115,986	May 2023	JPM	—	(8,345)	(8,345)
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	35,471,265	May 2023	JPM	—	(29,262)	(29,262)
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	55,457,349	May 2023	JPM	—	(45,749)	(45,749)
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,806,342	May 2023	JPM	—	(3,965)	(3,965)
Receive	Atlassian Corp. PLC, Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	2,515,458	May 2023	JPM	—	530,718	530,718
Receive	Atlassian Corp. PLC, Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	421,704	May 2023	JPM	—	88,977	88,977
Receive	Avalara, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	231,252	May 2023	JPM	—	1,571	1,571
Receive	AXA SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	753,028	May 2023	JPM	—	(3,017)	(3,017)
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,435,682	May 2023	JPM	—	(39,563)	(39,563)
Receive	Bankinter SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	503,217	May 2023	JPM	—	29,095	29,095
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,135	May 2023	JPM	—	(191)	(191)
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	578,029	May 2023	JPM	—	(26,634)	(26,634)
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,568,910	May 2023	JPM	—	39,968	39,968
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	864,995	May 2023	JPM	—	22,036	22,036
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	256,082	May 2023	JPM	—	6,521	6,521
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	725,858	May 2023	JPM	—	18,484	18,484
Receive	Beigene, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	200,974	May 2023	JPM	—	(4,412)	(4,412)
Receive	BioAtla, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,219,883	May 2023	JPM	—	(58,349)	(58,349)
Receive	Biogen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,218,496	May 2023	JPM	—	(64,433)	(64,433)
Receive	Biogen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,300,235	May 2023	JPM	—	(68,725)	(68,725)
Receive	Biogen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	103,467	May 2023	JPM	—	(5,469)	(5,469)
Receive	Biogen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	206,934	May 2023	JPM	—	(10,938)	(10,938)
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	447,977	May 2023	JPM	—	20,244	20,244
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	193,673	May 2023	JPM	—	8,752	8,752
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	929,455	May 2023	JPM	—	42,003	42,003
Receive	Brenntag SE	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	1,452,662	May 2023	JPM	—	122,251	122,251
Receive	Brenntag SE	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	165,888	May 2023	JPM	—	13,961	13,961
Receive	Cardlytics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	597,619	May 2023	JPM	—	24,383	24,383
Receive	Cardlytics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	411,884	May 2023	JPM	—	16,801	16,801
Receive	Ceridian HCM Holding, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	164,325	May 2023	JPM	—	(1,406)	(1,406)
Receive	Ceridian HCM Holding, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,369,473	May 2023	JPM	—	(11,725)	(11,725)
Receive	ConvaTec Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	31,798	May 2023	JPM	—	(1,401)	(1,401)
Receive	Covestro AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	6,313	May 2023	JPM	—	(145)	(145)
Receive	Covestro AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	665,058	May 2023	JPM	—	(15,291)	(15,291)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	8,790,462	May 2023	JPM	—	(5,928)	(5,928)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	14,463,090	May 2023	JPM	—	(9,754)	(9,754)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	25,322,724	May 2023	JPM	—	(17,078)	(17,078)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	25,322,724	May 2023	JPM	—	(17,078)	(17,078)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	9,384,000	May 2023	JPM	—	(6,329)	(6,329)
Receive	DexCom, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	403,635	May 2023	JPM	—	68,491	68,491
Receive	DexCom, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	832,388	May 2023	JPM	—	141,243	141,243
Receive	DSV Panalpina A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	2,968,466	May 2023	JPM	—	8,559	8,559
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	525,274	May 2023	JPM	—	28,563	28,563
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	14,857,500	May 2023	JPM	—	(19,055)	(19,055)
Receive	Elanco Animal Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	626,546	May 2023	JPM	—	42,979	42,979
34	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Eli Lilly & Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,641,348	May 2023	JPM	—	$56,003	$56,003
Receive	Eli Lilly & Company	1-Month USD LIBOR + 0.20%	Monthly	USD	2,575,495	May 2023	JPM	—	87,888	87,888
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	36,926	May 2023	JPM	—	1,241	1,241
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	261,226	May 2023	JPM	—	8,776	8,776
Receive	ENEOS Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	3,807,000	May 2023	JPM	—	(680)	(680)
Receive	Energy Transfer LP	1-Month USD LIBOR + 0.75%	Monthly	USD	1,347,051	May 2023	JPM	—	(101,846)	(101,846)
Receive	Energy Transfer LP	1-Month USD LIBOR + 0.75%	Monthly	USD	1,298,697	May 2023	JPM	—	(98,196)	(98,196)
Receive	Engie SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	7,721	May 2023	JPM	—	(357)	(357)
Receive	Engie SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	13,733	May 2023	JPM	—	(636)	(636)
Receive	EnLink Midstream LLC	1-Month USD LIBOR + 0.20%	Monthly	USD	1,246,597	May 2023	JPM	—	(126,921)	(126,921)
Receive	EnLink Midstream LLC	1-Month USD LIBOR + 0.20%	Monthly	USD	546,604	May 2023	JPM	—	(55,652)	(55,652)
Receive	EnLink Midstream LLC	1-Month USD LIBOR + 0.20%	Monthly	USD	37,088	May 2023	JPM	—	(3,776)	(3,776)
Receive	EnLink Midstream LLC	1-Month USD LIBOR + 0.20%	Monthly	USD	547,237	May 2023	JPM	—	(55,715)	(55,715)
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,448,515	May 2023	JPM	—	14,176	14,176
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	515,059	May 2023	JPM	—	5,035	5,035
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	459,320	May 2023	JPM	—	4,491	4,491
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	490,364	May 2023	JPM	—	4,799	4,799
Receive	Fair Isaac Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	427,319	May 2023	JPM	—	5,873	5,873
Receive	Fair Isaac Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	180,332	May 2023	JPM	—	2,478	2,478
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	489,314	May 2023	JPM	—	12,737	12,737
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	320,545	May 2023	JPM	—	8,344	8,344
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	141,173	May 2023	JPM	—	3,675	3,675
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	333,762	May 2023	JPM	—	8,688	8,688
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	270,292	May 2023	JPM	—	7,036	7,036
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	332,019	May 2023	JPM	—	8,644	8,644
Receive	Galapagos NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	4,224	May 2023	JPM	—	(587)	(587)
Receive	Galapagos NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	177,341	May 2023	JPM	—	(24,638)	(24,638)
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	867,985	May 2023	JPM	—	13,000	13,000
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	349,785	May 2023	JPM	—	5,239	5,239
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	3,915,001	May 2023	JPM	—	58,638	58,638
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	361,979	May 2023	JPM	—	978	978
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	658,197	May 2023	JPM	—	1,779	1,779
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	175,301	May 2023	JPM	—	474	474
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	175,494	May 2023	JPM	—	474	474
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	461,683	May 2023	JPM	—	1,250	1,250
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	482,896	May 2023	JPM	—	1,305	1,305
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	335,173	May 2023	JPM	—	802	802
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	110,696	May 2023	JPM	—	299	299
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	378,757	May 2023	JPM	—	1,024	1,024
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	426,970	May 2023	JPM	—	1,156	1,156
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	108,382	May 2023	JPM	—	294	294
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	286,382	May 2023	JPM	—	777	777
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	757,129	May 2023	JPM	—	2,046	2,046
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,428,965	May 2023	JPM	—	(77,507)	(77,507)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	5,197,938	May 2023	JPM	—	(281,937)	(281,937)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	651,149	May 2023	JPM	—	(35,316)	(35,316)
Receive	HCA Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,244,568	May 2023	JPM	—	193,016	193,016
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	35

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Health Catalyst, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	983,831	May 2023	JPM	—	$16,706	$16,706
Receive	Health Catalyst, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	67,469	May 2023	JPM	—	1,145	1,145
Receive	Health Catalyst, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	127,345	May 2023	JPM	—	2,162	2,162
Receive	Health Catalyst, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,900	May 2023	JPM	—	219	219
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	415,431	May 2023	JPM	—	36,155	36,155
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	83,031	May 2023	JPM	—	7,226	7,226
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	332,400	May 2023	JPM	—	28,929	28,929
Receive	Hope Education Group Company, Ltd.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	30,587	May 2023	JPM	—	(741)	(741)
Receive	HubSpot, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	769,445	May 2023	JPM	—	(7,884)	(7,884)
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,625,833	May 2023	JPM	—	(157,006)	(157,006)
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	737,084	May 2023	JPM	—	(44,070)	(44,070)
Receive	Hutchmed China, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	23,072	May 2023	JPM	—	4,130	4,130
Receive	IDEXX Laboratories, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,451,096	May 2023	JPM	—	42,749	42,749
Receive	IDEXX Laboratories, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	261,619	May 2023	JPM	—	7,705	7,705
Receive	IHS Markit, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	273,522	May 2023	JPM	—	6,968	6,968
Receive	II-VI, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	53,856	May 2023	JPM	—	(3,177)	(3,177)
Receive	Insulet Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,645,773	May 2023	JPM	—	(40,963)	(40,963)
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	9,536,213	May 2023	JPM	—	(14,373)	(14,373)
Receive	Integra LifeSciences Holdings Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	932,270	May 2023	JPM	—	46,182	46,182
Receive	International Bancshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	57,104	May 2023	JPM	—	(3,341)	(3,341)
Receive	International Bancshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	154,629	May 2023	JPM	—	(9,048)	(9,048)
Receive	International Bancshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	192,768	May 2023	JPM	—	(11,280)	(11,280)
Receive	Intuitive Surgical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	794,458	May 2023	JPM	—	36,234	36,234
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	153,276	May 2023	JPM	—	678	678
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,687	May 2023	JPM	—	47	47
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	307,255	May 2023	JPM	—	1,358	1,358
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	212,617	May 2023	JPM	—	940	940
Receive	Karuna Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	24,846	May 2023	JPM	—	(1,208)	(1,208)
Receive	KB Financial Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,277	May 2023	JPM	—	(620)	(620)
Receive	Laboratory Corp. of America Holdings	1-Month USD LIBOR + 0.20%	Monthly	USD	662,718	May 2023	JPM	—	41,689	41,689
Receive	Laboratory Corp. of America Holdings	1-Month USD LIBOR + 0.20%	Monthly	USD	2,137,468	May 2023	JPM	—	134,461	134,461
Receive	Laboratory Corp. of America Holdings	1-Month USD LIBOR + 0.20%	Monthly	USD	39,000	May 2023	JPM	—	2,453	2,453
Receive	Laboratory Corp. of America Holdings	1-Month USD LIBOR + 0.20%	Monthly	USD	991,152	May 2023	JPM	—	62,350	62,350
Receive	Laboratory Corp. of America Holdings	1-Month USD LIBOR + 0.20%	Monthly	USD	301,134	May 2023	JPM	—	18,941	18,941
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	261,890	May 2023	JPM	—	12,942	12,942
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	114,672	May 2023	JPM	—	5,667	5,667
Receive	Lennar Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	211,739	May 2023	JPM	—	11,771	11,771
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	101,923	May 2023	JPM	—	(1,732)	(1,732)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	237,968	May 2023	JPM	—	(23,992)	(23,992)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	138,742	May 2023	JPM	—	(13,989)	(13,989)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	62,127	May 2023	JPM	—	—	—
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	601,416	May 2023	JPM	—	16,285	16,285
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	860,563	May 2023	JPM	—	24,077	24,077
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	636,771	May 2023	JPM	—	17,248	17,248
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	565,952	May 2023	JPM	—	(7,029)	(7,029)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	161,401	May 2023	JPM	—	(2,004)	(2,004)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	478,399	May 2023	JPM	—	(5,935)	(5,935)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	335,863	May 2023	JPM	—	(4,170)	(4,170)
Receive	MediaTek, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,675,648	May 2023	JPM	—	(9,144)	(9,144)
Receive	MediaTek, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	547,150	May 2023	JPM	—	(2,992)	(2,992)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	527,382	May 2023	JPM	—	(37)	(37)
36	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	18,950	May 2023	JPM	—	$(1)	$(1)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	2,821	May 2023	JPM	—	—	—
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	15,776	May 2023	JPM	—	(1)	(1)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	16,945	May 2023	JPM	—	(1)	(1)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	2,023	May 2023	JPM	—	—	—
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	30,791	May 2023	JPM	—	(2)	(2)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	111,397	May 2023	JPM	—	(8)	(8)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	75,316	May 2023	JPM	—	(5)	(5)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	74,982	May 2023	JPM	—	(5)	(5)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	48,998	May 2023	JPM	—	(3)	(3)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	35,728	May 2023	JPM	—	(3)	(3)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	69,971	May 2023	JPM	—	(5)	(5)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	81,126	May 2023	JPM	—	(6)	(6)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	256,938	May 2023	JPM	—	17,385	17,385
Receive	MongoDB, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	270,522	May 2023	JPM	—	(4,975)	(4,975)
Receive	Morgan Stanley	1-Month USD LIBOR + 0.20%	Monthly	USD	3,197,313	May 2023	JPM	—	228,680	228,680
Receive	Morgan Stanley	1-Month USD LIBOR + 0.20%	Monthly	USD	641,213	May 2023	JPM	—	45,860	45,860
Receive	Morgan Stanley	1-Month USD LIBOR + 0.20%	Monthly	USD	1,136,105	May 2023	JPM	—	81,244	81,244
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	644,643	May 2023	JPM	—	(11,922)	(11,922)
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	290,165	May 2023	JPM	—	(5,366)	(5,366)
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	87,051	May 2023	JPM	—	(1,610)	(1,610)
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	58,023	May 2023	JPM	—	(1,073)	(1,073)
Receive	NeoGenomics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	139,083	May 2023	JPM	—	3,753	3,753
Receive	NeoGenomics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	515,402	May 2023	JPM	—	13,907	13,907
Receive	NeoGenomics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	265,420	May 2023	JPM	—	7,162	7,162
Receive	NeoGenomics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,881	May 2023	JPM	—	348	348
Receive	New Residential Investment Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	534,595	May 2023	JPM	—	(4,529)	(4,529)
Receive	New Residential Investment Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	643,336	May 2023	JPM	—	—	—
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	162,202	May 2023	JPM	—	(7,090)	(7,090)
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	5,722,362	May 2023	JPM	—	636	636
Receive	Oyster Point Pharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,678	May 2023	JPM	—	(3,629)	(3,629)
Receive	Oyster Point Pharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	43,271	May 2023	JPM	—	(7,242)	(7,242)
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,457,834	May 2023	JPM	—	(202,880)	(202,880)
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,557,063	May 2023	JPM	—	154,640	154,640
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,546,965	May 2023	JPM	—	153,637	153,637
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	423,585	May 2023	JPM	—	42,068	42,068
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	423,507	May 2023	JPM	—	42,061	42,061
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	883,436	May 2023	JPM	—	87,738	87,738
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	722,307	May 2023	JPM	—	71,742	71,742
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	314,320	May 2023	JPM	—	31,221	31,221
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	616,349	May 2023	JPM	—	(6,744)	(6,744)
Receive	Quidel Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	574,784	May 2023	JPM	—	66,383	66,383
Receive	Quidel Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,847	May 2023	JPM	—	791	791
Receive	Quidel Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	188,552	May 2023	JPM	—	21,776	21,776
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	30,712	May 2023	JPM	—	(4,256)	(4,256)
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	509,469	May 2023	JPM	—	(6,798)	(6,798)
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	263,759	May 2023	JPM	—	(3,514)	(3,514)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	71,760	May 2023	JPM	—	(6,664)	(6,664)
Receive	REVOLUTION Medicines, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	97,338	May 2023	JPM	—	(8,689)	(8,689)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	15,707,235	May 2023	JPM	—	2,547	2,547
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	45,058,500	May 2023	JPM	—	7,306	7,306
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	37

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	57,532,590	May 2023	JPM	—	$9,329	$9,329
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	15,145,980	May 2023	JPM	—	2,456	2,456
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	3,154,095	May 2023	JPM	—	511	511
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	15,477,990	May 2023	JPM	—	2,510	2,510
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	53,643,330	May 2023	JPM	—	8,698	8,698
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	28,307,805	May 2023	JPM	—	4,590	4,590
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	5,486,070	May 2023	JPM	—	890	890
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	6,047,325	May 2023	JPM	—	981	981
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	11,209,290	May 2023	JPM	—	1,818	1,818
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	14,355,480	May 2023	JPM	—	2,328	2,328
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	4,474,230	May 2023	JPM	—	725	725
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	15,904,860	May 2023	JPM	—	2,579	2,579
Receive	RingCentral, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	131,602	May 2023	JPM	—	(15,966)	(15,966)
Receive	RingCentral, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,264,349	May 2023	JPM	—	(152,755)	(152,755)
Receive	RingCentral, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	427,022	May 2023	JPM	—	(51,591)	(51,591)
Receive	RingCentral, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	644,028	May 2023	JPM	—	(77,812)	(77,812)
Receive	Rohm Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	222,425,000	May 2023	JPM	—	89,334	89,334
Receive	Royal Dutch Shell PLC, B Shares	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	3,565,779	May 2023	JPM	—	(99,517)	(99,517)
Receive	Safran SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	275,092	May 2023	JPM	—	(26,756)	(26,756)
Receive	salesforce.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	228,478	May 2023	JPM	—	(7,642)	(7,642)
Receive	Sarepta Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	24,971	May 2023	JPM	—	(1,865)	(1,865)
Receive	Sarepta Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	47,233	May 2023	JPM	—	(3,525)	(3,525)
Receive	Sempra Energy	1-Month USD LIBOR + 0.20%	Monthly	USD	2,892,529	May 2023	JPM	—	(35,704)	(35,704)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	251,503	May 2023	JPM	—	(5,948)	(5,948)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	95,563	May 2023	JPM	—	(2,262)	(2,262)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	140,483	May 2023	JPM	—	(3,325)	(3,325)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	114,146	May 2023	JPM	—	(2,701)	(2,701)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	135,701	May 2023	JPM	—	(3,212)	(3,212)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	145,248	May 2023	JPM	—	(3,438)	(3,438)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	478,257	May 2023	JPM	—	(11,319)	(11,319)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	601,353	May 2023	JPM	—	(14,233)	(14,233)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	153,378	May 2023	JPM	—	(3,630)	(3,630)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	356,084	May 2023	JPM	—	(8,427)	(8,427)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	134,010	May 2023	JPM	—	(3,172)	(3,172)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	143,267	May 2023	JPM	—	(3,391)	(3,391)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	428,196	May 2023	JPM	—	(10,134)	(10,134)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	92,625	May 2023	JPM	—	(2,192)	(2,192)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	138,006	May 2023	JPM	—	(3,266)	(3,266)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	127,314	May 2023	JPM	—	(3,013)	(3,013)
38	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	81,130	May 2023	JPM	—	$(1,920)	$(1,920)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	170,388	May 2023	JPM	—	(3,227)	(3,227)
Receive	Skyworks Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	594,997	May 2023	JPM	—	(18,708)	(18,708)
Receive	Skyworks Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	353,303	May 2023	JPM	—	(11,107)	(11,107)
Receive	Skyworks Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	538,430	May 2023	JPM	—	(16,929)	(16,929)
Receive	Smith & Nephew PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	370,083	May 2023	JPM	—	(38,473)	(38,473)
Receive	Snap, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,107,999	May 2023	JPM	—	85,677	85,677
Receive	Snap, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	922,434	May 2023	JPM	—	71,417	71,417
Receive	Snap, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,368,976	May 2023	JPM	—	105,993	105,993
Receive	Snap, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	406,004	May 2023	JPM	—	31,430	31,430
Receive	Standard Chartered PLC	1-Month GBP Compounded SONIA + 0.20%	Monthly	GBP	75,815	May 2023	JPM	—	(6,468)	(6,468)
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	167,471	May 2023	JPM	—	(24,110)	(24,110)
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	270,688	May 2023	JPM	—	(38,972)	(38,972)
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	254,745	May 2023	JPM	—	(36,676)	(36,676)
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	351,915	May 2023	JPM	—	(50,666)	(50,666)
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	610,646	May 2023	JPM	—	(87,917)	(87,917)
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	61,848	May 2023	JPM	—	(8,904)	(8,904)
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,247,570	May 2023	JPM	—	(20,508)	(20,508)
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,673	May 2023	JPM	—	(225)	(225)
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	467,075	May 2023	JPM	—	(17,276)	(17,276)
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,090,528	May 2023	JPM	—	(40,330)	(40,330)
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,105,991	May 2023	JPM	—	49,423	49,423
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	645,808	May 2023	JPM	—	28,859	28,859
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,122,537	May 2023	JPM	—	50,168	50,168
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	65,351	May 2023	JPM	—	(1,726)	(1,726)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,765	May 2023	JPM	—	(575)	(575)
Receive	Turning Point Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	37,110	May 2023	JPM	—	(4,833)	(4,833)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,797,153	May 2023	JPM	—	12,828	12,828
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,070,779	May 2023	JPM	—	4,900	4,900
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	440,209	May 2023	JPM	—	2,014	2,014
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,318,986	May 2023	JPM	—	6,036	6,036
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	288,003	May 2023	JPM	—	1,318	1,318
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,485,141	May 2023	JPM	—	6,796	6,796
Receive	Varonis Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	80,055	May 2023	JPM	—	897	897
Receive	Varonis Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	73,701	May 2023	JPM	—	826	826
Receive	Varonis Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	42,115	May 2023	JPM	—	472	472
Receive	Varonis Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,175	May 2023	JPM	—	47	47
Receive	Varonis Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	109,281	May 2023	JPM	—	1,224	1,224
Receive	Varonis Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	432,162	May 2023	JPM	—	4,843	4,843
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	293,936	May 2023	JPM	—	(8,646)	(8,646)
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	347,338	May 2023	JPM	—	(10,216)	(10,216)
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	691,366	May 2023	JPM	—	(20,335)	(20,335)
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	734,075	May 2023	JPM	—	(21,592)	(21,592)
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	885,753	May 2023	JPM	—	(26,053)	(26,053)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	39

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	53,466	May 2023	JPM	—	$(1,573)	$(1,573)
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	211,127	May 2023	JPM	—	(6,210)	(6,210)
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	542,489	May 2023	JPM	—	(15,957)	(15,957)
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	454,843	May 2023	JPM	—	(13,379)	(13,379)
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	454,843	May 2023	JPM	—	(13,379)	(13,379)
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	289,672	May 2023	JPM	—	2,132	2,132
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	240,060	May 2023	JPM	—	1,788	1,788
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	951,238	May 2023	JPM	—	7,084	7,084
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	233,458	May 2023	JPM	—	1,739	1,739
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,986	May 2023	JPM	—	(164)	(164)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	69,772	May 2023	JPM	—	(604)	(604)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	39,590	May 2023	JPM	—	(343)	(343)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	32,367	May 2023	JPM	—	(280)	(280)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,091	May 2023	JPM	—	(122)	(122)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	69,318	May 2023	JPM	—	(600)	(600)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,972	May 2023	JPM	—	(164)	(164)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	746,183	May 2023	JPM	—	1,703	1,703
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	100,430	May 2023	JPM	—	(1,827)	(1,827)
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	305,344	May 2023	JPM	—	(5,372)	(5,372)
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	576,575	May 2023	JPM	—	(10,147)	(10,147)
Receive	Worldline SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	132,994	May 2023	JPM	—	(3,511)	(3,511)
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	17,536	May 2023	JPM	—	37	37
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	8,587	May 2023	JPM	—	18	18
Receive	Zscaler, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,383,300	May 2023	JPM	—	66,796	66,796
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.50%	Monthly	USD	1,675,238	May 2023	MSI	—	68,144	68,144
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.20%	Monthly	USD	601,732	May 2023	MSI	—	24,541	24,541
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.20%	Monthly	USD	54,597	May 2023	MSI	—	2,227	2,227
Receive	Accton Technology Corp.	1-Month USD LIBOR + 0.55%	Monthly	USD	134,506	May 2023	MSI	—	(8,023)	(8,023)
Receive	Adobe, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	759,531	May 2023	MSI	—	19,293	19,293
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	334,159	May 2023	MSI	—	74,001	74,001
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.50%	Monthly	USD	1,635,306	May 2023	MSI	—	65,119	65,119
Receive	Airbnb, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	615,313	May 2023	MSI	—	29,065	29,065
Receive	Airbnb, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	414,150	May 2023	MSI	—	19,563	19,563
Receive	Akero Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	30,528	May 2023	MSI	—	(901)	(901)
Receive	Akero Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	45,969	May 2023	MSI	—	(1,357)	(1,357)
Receive	ALD SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	129,126	May 2023	MSI	—	265	265
Receive	ALD SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	110,252	May 2023	MSI	—	226	226
Receive	Align Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	191,484	May 2023	MSI	—	22,803	22,803
Receive	Align Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	655,272	May 2023	MSI	—	78,032	78,032
Receive	Align Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,301,218	May 2023	MSI	—	154,950	154,950
Receive	Aligos Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	55,527	May 2023	MSI	—	(3,270)	(3,270)
Receive	Aligos Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	83,964	May 2023	MSI	—	(4,945)	(4,945)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	49,178	May 2023	MSI	—	1,993	1,993
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	742,824	May 2023	MSI	—	30,106	30,106
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	808,165	May 2023	MSI	—	32,765	32,765
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,221,788	May 2023	MSI	—	74,155	74,155
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,310,692	May 2023	MSI	—	79,552	79,552
40	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	662,966	May 2023	MSI	—	$40,237	$40,237
Receive	Alphabet, Inc., Class C	1-Month USD LIBOR + 0.20%	Monthly	USD	530,317	May 2023	MSI	—	15,922	15,922
Receive	ALX Oncology Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,131,328	May 2023	MSI	—	130,231	130,231
Receive	Amicus Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	111,724	May 2023	MSI	—	1,946	1,946
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	43,969	May 2023	MSI	—	(1,354)	(1,354)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	924,148	May 2023	MSI	—	(28,347)	(28,347)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	42,385	May 2023	MSI	—	(1,300)	(1,300)
Receive	Arch Capital Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	46,867	May 2023	MSI	—	1,254	1,254
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	35,127	May 2023	MSI	—	(1,235)	(1,235)
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	16,089	May 2023	MSI	—	(566)	(566)
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	62,113	May 2023	MSI	—	(2,178)	(2,178)
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	71,045	May 2023	MSI	—	(763)	(763)
Receive	ASML Holding NV, NYRS	1-Month USD LIBOR + 0.20%	Monthly	USD	406,173	May 2023	MSI	—	36,194	36,194
Receive	AstraZeneca PLC	1-Month GBP Compounded SONIA + 0.50%	Monthly	GBP	525,798	May 2023	MSI	—	(7,068)	(7,068)
Receive	AstraZeneca PLC	1-Month GBP Compounded SONIA + 0.50%	Monthly	GBP	114,090	May 2023	MSI	—	(1,534)	(1,534)
Receive	AstraZeneca PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	283,764	May 2023	MSI	—	(3,787)	(3,787)
Receive	Atlassian Corp. PLC, Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	321,606	May 2023	MSI	—	81,509	81,509
Receive	Atreca, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	239,962	May 2023	MSI	—	(76,132)	(76,132)
Receive	Atreca, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	40,200	May 2023	MSI	—	(12,754)	(12,754)
Receive	Avalara, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	209,334	May 2023	MSI	—	29,530	29,530
Receive	Avalara, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	136,968	May 2023	MSI	—	19,321	19,321
Receive	AXA SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	219,174	May 2023	MSI	—	789	789
Receive	AXA SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	95,788	May 2023	MSI	—	345	345
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	406,695	May 2023	MSI	—	36,286	36,286
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	211,120	May 2023	MSI	—	18,836	18,836
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	70,952	May 2023	MSI	—	6,330	6,330
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	325,632	May 2023	MSI	—	29,053	29,053
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	367,500	May 2023	MSI	—	32,789	32,789
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,941	May 2023	MSI	—	(915)	(915)
Receive	Beazley PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	219,095	May 2023	MSI	—	37,061	37,061
Receive	Beazley PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	652,087	May 2023	MSI	—	110,304	110,304
Receive	Bill.com Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	616,918	May 2023	MSI	—	93,238	93,238
Receive	Bio-Techne Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,384	May 2023	MSI	—	1,046	1,046
Receive	Bloomberry Resorts Corp.	1-Month USD LIBOR + 0.75%	Monthly	USD	17,635	May 2023	MSI	—	(2,796)	(2,796)
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	525,556	May 2023	MSI	—	42,500	42,500
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	568,960	May 2023	MSI	—	46,009	46,009
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	30,480	May 2023	MSI	—	2,468	2,468
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	24,384	May 2023	MSI	—	1,975	1,975
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	126,716	May 2023	MSI	—	10,261	10,261
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	59,699	May 2023	MSI	—	4,865	4,865
Receive	Celldex Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,482,556	May 2023	MSI	—	(3,875)	(3,875)
Receive	Celldex Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	153,992	May 2023	MSI	—	(402)	(402)
Receive	Celldex Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	89,503	May 2023	MSI	—	—	—
Receive	Cellnex Telecom SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	165,948	May 2023	MSI	—	5,511	5,511
Receive	Ceridian HCM Holding, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	484,250	May 2023	MSI	—	15,177	15,177
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	79,922	May 2023	MSI	—	7,016	7,016
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	120,005	May 2023	MSI	—	10,534	10,534
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	41

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	120,005	May 2023	MSI	—	$10,534	$10,534
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	120,005	May 2023	MSI	—	10,534	10,534
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	48,067	May 2023	MSI	—	4,219	4,219
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	71,938	May 2023	MSI	—	6,315	6,315
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	239,848	May 2023	MSI	—	21,054	21,054
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	458,921	May 2023	MSI	—	40,285	40,285
Receive	Commerzbank AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	37,694	May 2023	MSI	—	(1,405)	(1,405)
Receive	Commerzbank AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	894,435	May 2023	MSI	—	(33,350)	(33,350)
Receive	Commerzbank AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	622,587	May 2023	MSI	—	(23,214)	(23,214)
Receive	Commerzbank AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	409,860	May 2023	MSI	—	(15,282)	(15,282)
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	64,624	May 2023	MSI	—	1,111	1,111
Receive	Credit Agricole SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	817,734	May 2023	MSI	$(25,759)	41,891	16,132
Receive	Credit Agricole SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	442,293	May 2023	MSI	—	8,726	8,726
Receive	DexCom, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	184,072	May 2023	MSI	—	30,877	30,877
Receive	DISH Network Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	279,729	May 2023	MSI	—	13,849	13,849
Receive	DISH Network Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	740,889	May 2023	MSI	—	36,681	36,681
Receive	DISH Network Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	566,522	May 2023	MSI	—	28,048	28,048
Receive	DSV Panalpina A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	1,701,415	May 2023	MSI	—	(5,371)	(5,371)
Receive	DSV Panalpina A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	5,063,697	May 2023	MSI	—	(15,985)	(15,985)
Receive	DSV Panalpina A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	5,062,137	May 2023	MSI	—	(15,981)	(15,981)
Receive	Dynatrace, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,309,368	May 2023	MSI	—	126,931	126,931
Receive	Dyne Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	36,950	May 2023	MSI	—	(1,626)	(1,626)
Receive	Dyne Therapeutics, Inc	1-Month USD LIBOR + 0.20%	Monthly	USD	43,103	May 2023	MSI	—	—	—
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	36,794	May 2023	MSI	—	2,048	2,048
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	28,277,760	May 2023	MSI	—	(36,690)	(36,690)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	8,573,800	May 2023	MSI	—	(11,124)	(11,124)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	2,177,640	May 2023	MSI	—	(2,825)	(2,825)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	7,395,560	May 2023	MSI	—	(9,596)	(9,596)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	5,480,920	May 2023	MSI	—	(7,112)	(7,112)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	3,250,680	May 2023	MSI	—	(4,218)	(4,218)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	4,386,840	May 2023	MSI	—	(5,692)	(5,692)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	5,123,240	May 2023	MSI	—	(6,647)	(6,647)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	4,386,840	May 2023	MSI	—	(5,692)	(5,692)
Receive	Fair Isaac Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	538,026	May 2023	MSI	—	4,690	4,690
Receive	Fair Isaac Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	578,014	May 2023	MSI	—	5,038	5,038
Receive	Fair Isaac Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	544,258	May 2023	MSI	—	4,744	4,744
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	78,584	May 2023	MSI	—	423	423
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,090,415	May 2023	MSI	—	5,875	5,875
Receive	Forma Therapeutics Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	24,328	May 2023	MSI	—	(182)	(182)
Receive	Forma Therapeutics Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	41,462	May 2023	MSI	—	(310)	(310)
Receive	Galapagos NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	429,332	May 2023	MSI	—	—	—
Receive	Ganfeng Lithium Company, Ltd., Class A	1-Month USD LIBOR + 0.70%	Monthly	USD	15,580	May 2023	MSI	—	2,612	2,612
Receive	Genus PLC	1-Month GBP Compounded SONIA + 0.50%	Monthly	GBP	997,274	May 2023	MSI	—	104,578	104,578
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	190,671	May 2023	MSI	—	(1,729)	(1,729)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	891,101	May 2023	MSI	—	(8,082)	(8,082)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	454,723	May 2023	MSI	—	(4,124)	(4,124)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	71,890	May 2023	MSI	—	(290)	(290)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	113,559	May 2023	MSI	—	(457)	(457)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	73,321	May 2023	MSI	—	(295)	(295)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	73,321	May 2023	MSI	—	(295)	(295)
42	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Grifols SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	163,087	May 2023	MSI	—	$7,780	$7,780
Receive	Grifols SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	506,470	May 2023	MSI	—	24,161	24,161
Receive	Hikma Pharmaceuticals PLC	1-Month GBP Compounded SONIA + 0.50%	Monthly	GBP	13,400	May 2023	MSI	—	307	307
Receive	Hikma Pharmaceuticals PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	723,460	May 2023	MSI	—	16,658	16,658
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	46,693	May 2023	MSI	—	(4,042)	(4,042)
Receive	Hutchmed China, Ltd., ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	21,107	May 2023	MSI	—	2,184	2,184
Receive	Hutchmed China, Ltd., ADR	1-Month USD LIBOR + 0.75%	Monthly	USD	9,639	May 2023	MSI	—	996	996
Receive	Hutchmed China, Ltd., ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	36,957	May 2023	MSI	—	3,827	3,827
Receive	Hypera SA	1-Month USD LIBOR + 0.55%	Monthly	USD	252,966	May 2023	MSI	—	3,771	3,771
Receive	Hypera SA	1-Month USD LIBOR + 0.55%	Monthly	USD	117,621	May 2023	MSI	—	1,753	1,753
Receive	Hypera SA	1-Month USD LIBOR + 0.55%	Monthly	USD	203,122	May 2023	MSI	—	3,028	3,028
Receive	Hypera SA	1-Month USD LIBOR + 0.55%	Monthly	USD	532,528	May 2023	MSI	—	7,938	7,938
Receive	Hypera SA	1-Month USD LIBOR + 0.55%	Monthly	USD	256,407	May 2023	MSI	—	3,822	3,822
Receive	Illumina, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,302,738	May 2023	MSI	—	165,081	165,081
Receive	Inhibrx, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	413,330	May 2023	MSI	—	53,793	53,793
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	306,753	May 2023	MSI	—	(6,307)	(6,307)
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	15,855	May 2023	MSI	—	(326)	(326)
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	2,410,639	May 2023	MSI	—	(49,565)	(49,565)
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	1,728,672	May 2023	MSI	—	(35,543)	(35,543)
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	236,640	May 2023	MSI	—	(4,866)	(4,866)
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	631,071	May 2023	MSI	—	(12,975)	(12,975)
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	3,579,788	May 2023	MSI	—	(73,603)	(73,603)
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	265,357	May 2023	MSI	—	(5,456)	(5,456)
Receive	Intuit, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	392,473	May 2023	MSI	—	21,324	21,324
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	450,563	May 2023	MSI	—	8,236	8,236
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	472,896	May 2023	MSI	—	8,644	8,644
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	132,478	May 2023	MSI	—	2,422	2,422
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	317,391	May 2023	MSI	—	5,802	5,802
Receive	Johnson & Johnson	1-Month USD LIBOR + 0.20%	Monthly	USD	1,829,677	May 2023	MSI	—	41,427	41,427
Receive	Johnson Controls International PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	558,646	May 2023	MSI	—	12,450	12,450
Receive	JPMorgan Chase & Co.	1-Month USD LIBOR + 0.20%	Monthly	USD	59,852	May 2023	MSI	—	(1,076)	(1,076)
Receive	Kasikornbank PCL, NVDR	1-Month USD LIBOR + 0.70%	Monthly	USD	174,242	May 2023	MSI	—	(19,278)	(19,278)
Receive	KBC Group NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	459,004	May 2023	MSI	—	21,340	21,340
Receive	Kodiak Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	113,491	May 2023	MSI	—	(4,846)	(4,846)
Receive	Kodiak Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	169,360	May 2023	MSI	—	(7,231)	(7,231)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	9,788	May 2023	MSI	—	(83)	(83)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	97,875	May 2023	MSI	—	(831)	(831)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	88,792	May 2023	MSI	—	(753)	(753)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	48,233	May 2023	MSI	—	(409)	(409)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	78,300	May 2023	MSI	—	(664)	(664)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	117,450	May 2023	MSI	—	(997)	(997)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	156,600	May 2023	MSI	—	(1,329)	(1,329)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	39,150	May 2023	MSI	—	(332)	(332)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	78,300	May 2023	MSI	—	(664)	(664)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	274,050	May 2023	MSI	—	(2,326)	(2,326)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	52,030	May 2023	MSI	—	(442)	(442)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	27,327	May 2023	MSI	—	(232)	(232)
Receive	Kymera Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	28,439	May 2023	MSI	—	7,125	7,125
Receive	Kymera Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	43,452	May 2023	MSI	—	10,886	10,886
Receive	Kymera Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	106,327	May 2023	MSI	—	—	—
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	43

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Laboratory Corp. of America Holdings	1-Month USD LIBOR + 0.20%	Monthly	USD	575,225	May 2023	MSI	—	$39,819	$39,819
Receive	Laboratory Corp. of America Holdings	1-Month USD LIBOR + 0.20%	Monthly	USD	684,620	May 2023	MSI	—	47,392	47,392
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	156,699	May 2023	MSI	—	1,425	1,425
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	375,297	May 2023	MSI	—	3,414	3,414
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	318,248	May 2023	MSI	—	2,895	2,895
Receive	Lennar Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	141,222	May 2023	MSI	—	12,436	12,436
Receive	Lennar Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	615,642	May 2023	MSI	—	54,215	54,215
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	144,582	May 2023	MSI	—	8,396	8,396
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	531,557	May 2023	MSI	—	30,869	30,869
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	610,863	May 2023	MSI	—	35,475	35,475
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	260,491	May 2023	MSI	—	15,128	15,128
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,098	May 2023	MSI	—	1,051	1,051
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	249,917	May 2023	MSI	—	14,513	14,513
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	528,303	May 2023	MSI	—	(14,230)	(14,230)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	624,041	May 2023	MSI	—	(16,809)	(16,809)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	646,509	May 2023	MSI	—	(17,414)	(17,414)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	499,230	May 2023	MSI	—	(13,447)	(13,447)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	624,047	May 2023	MSI	—	(16,809)	(16,809)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	998,470	May 2023	MSI	—	(26,894)	(26,894)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	217,806	May 2023	MSI	—	(5,867)	(5,867)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	274,577	May 2023	MSI	—	(7,396)	(7,396)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	19,971	May 2023	MSI	—	(538)	(538)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	94,853	May 2023	MSI	—	(2,555)	(2,555)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	214,671	May 2023	MSI	—	(5,782)	(5,782)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	644,017	May 2023	MSI	—	(17,347)	(17,347)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	210,045	May 2023	MSI	—	(5,654)	(5,654)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	230,742	May 2023	MSI	—	(6,215)	(6,215)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	1,341,923	May 2023	MSI	—	(36,145)	(36,145)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	116,600	May 2023	MSI	—	(3,141)	(3,141)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	528,000	May 2023	MSI	—	(14,222)	(14,222)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	260,700	May 2023	MSI	—	(7,022)	(7,022)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	260,700	May 2023	MSI	—	(7,022)	(7,022)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	326,774	May 2023	MSI	—	(25,117)	(25,117)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	56,181	May 2023	MSI	—	(4,318)	(4,318)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	69,116	May 2023	MSI	—	—	—
Receive	Marvell Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	461,140	May 2023	MSI	—	40,271	40,271
Receive	Marvell Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	322,336	May 2023	MSI	—	28,150	28,150
Receive	Marvell Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	72,466	May 2023	MSI	—	6,328	6,328
Receive	Marvell Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	80,487	May 2023	MSI	—	7,029	7,029
Receive	Marvell Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	169,161	May 2023	MSI	—	14,773	14,773
Receive	Marvell Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	305,904	May 2023	MSI	—	26,715	26,715
Receive	Marvell Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	492,778	May 2023	MSI	—	43,034	43,034
Receive	Marvell Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	424,657	May 2023	MSI	—	37,085	37,085
Receive	Marvell Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	124,657	May 2023	MSI	—	10,886	10,886
Receive	Marvell Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	181,693	May 2023	MSI	—	15,867	15,867
Receive	Marvell Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	173,840	May 2023	MSI	—	15,181	15,181
Receive	Marvell Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	255,552	May 2023	MSI	—	22,317	22,317
Receive	Marvell Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	511,159	May 2023	MSI	—	44,640	44,640
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	2,172,410	May 2023	MSI	—	(21,891)	(21,891)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	819,523	May 2023	MSI	—	(18,002)	(18,002)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	382,325	May 2023	MSI	—	(8,399)	(8,399)
44	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	427,917	May 2023	MSI	—	$(9,401)	$(9,401)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	118,540	May 2023	MSI	—	(2,604)	(2,604)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	231,381	May 2023	MSI	—	(5,082)	(5,082)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	124,402	May 2023	MSI	—	(2,733)	(2,733)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	439,153	May 2023	MSI	—	(9,646)	(9,646)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	372,067	May 2023	MSI	—	(8,173)	(8,173)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	610,938	May 2023	MSI	—	(13,424)	(13,424)
Receive	MediaTek, Inc.	1-Month USD LIBOR + 0.55%	Monthly	USD	275,749	May 2023	MSI	—	(763)	(763)
Receive	MediaTek, Inc.	1-Month USD LIBOR + 0.55%	Monthly	USD	989,204	May 2023	MSI	—	(2,733)	(2,733)
Receive	Mersana Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	32,342	May 2023	MSI	—	(4,021)	(4,021)
Receive	Mersana Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	55,440	May 2023	MSI	—	(6,892)	(6,892)
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	263,977	May 2023	MSI	—	3,619	3,619
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	177,450	May 2023	MSI	—	2,432	2,432
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	199,522	May 2023	MSI	—	2,735	2,735
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	368,646	May 2023	MSI	—	5,094	5,094
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	204,791	May 2023	MSI	—	2,830	2,830
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	81,927	May 2023	MSI	—	1,132	1,132
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	107,821	May 2023	MSI	—	1,490	1,490
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.30%	Monthly	CHF	114,520	May 2023	MSI	—	7,956	7,956
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	81,879	May 2023	MSI	—	3,829	3,829
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,208,101	May 2023	MSI	—	56,497	56,497
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	348,375	May 2023	MSI	—	16,330	16,330
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	25,033	May 2023	MSI	—	1,173	1,173
Receive	MongoDB, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	651,645	May 2023	MSI	—	47,464	47,464
Receive	MongoDB, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,236,386	May 2023	MSI	—	90,056	90,056
Receive	NanoString Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	522,342	May 2023	MSI	—	53,398	53,398
Receive	NanoString Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,968	May 2023	MSI	—	1,224	1,224
Receive	NeoGenomics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	179,903	May 2023	MSI	—	15,865	15,865
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	20,300,160	May 2023	MSI	—	(9,923)	(9,923)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	20,814,640	May 2023	MSI	—	(10,174)	(10,174)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	18,939,840	May 2023	MSI	—	(9,258)	(9,258)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	13,533,440	May 2023	MSI	—	(6,615)	(6,615)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	20,805,920	May 2023	MSI	—	(10,170)	(10,170)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	26,003,040	May 2023	MSI	—	(12,710)	(12,710)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	66,359,200	May 2023	MSI	—	(32,436)	(32,436)
Receive	Novartis AG	1-Month CHF LIBOR + 0.30%	Monthly	CHF	831,243	May 2023	MSI	—	(531)	(531)
Receive	Nurix Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	42,716	May 2023	MSI	—	12,919	12,919
Receive	Nurix Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	70,800	May 2023	MSI	—	21,413	21,413
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	865,221	May 2023	MSI	—	(4,894)	(4,894)
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,889	May 2023	MSI	—	(77)	(77)
Receive	Nuvei Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	244,995	May 2023	MSI	—	5,161	5,161
Receive	Ollie’s Bargain Outlet Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	97,952	May 2023	MSI	—	3,703	3,703
Receive	Owens & Minor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,533	May 2023	MSI	—	1,207	1,207
Receive	Perella Weinberg Partners	1-Month USD LIBOR + 0.20%	Monthly	USD	79,976	May 2023	MSI	—	(3,101)	(3,101)
Receive	Perella Weinberg Partners	1-Month USD LIBOR + 0.20%	Monthly	USD	340,538	May 2023	MSI	—	(6,989)	(6,989)
Receive	Perella Weinberg Partners	1-Month USD LIBOR + 0.20%	Monthly	USD	289,065	May 2023	MSI	—	(13,165)	(13,165)
Receive	Perella Weinberg Partners	1-Month USD LIBOR + 0.20%	Monthly	USD	65,904	May 2023	MSI	—	(1,788)	(1,788)
Receive	Perella Weinberg Partners	1-Month USD LIBOR + 0.20%	Monthly	USD	313,604	May 2023	MSI	—	(12,036)	(12,036)
Receive	PMV Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	52,861	May 2023	MSI	—	2,569	2,569
Receive	PMV Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	46,699	May 2023	MSI	—	2,270	2,270
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	176,946	May 2023	MSI	—	(1,322)	(1,322)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	45

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	537,069	May 2023	MSI	—	$(4,012)	$(4,012)
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	328,091	May 2023	MSI	—	(2,451)	(2,451)
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	218,507	May 2023	MSI	—	(1,633)	(1,633)
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	289,975	May 2023	MSI	—	(2,167)	(2,167)
Receive	Prudential PLC	1-Month GBP Compounded SONIA + 0.50%	Monthly	GBP	528,260	May 2023	MSI	—	(8,208)	(8,208)
Receive	Qorvo, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	370,252	May 2023	MSI	—	(2,675)	(2,675)
Receive	Qorvo, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	466,682	May 2023	MSI	—	(3,373)	(3,373)
Receive	Quidel Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	111,399	May 2023	MSI	—	23,552	23,552
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	121,717	May 2023	MSI	—	(11,732)	(11,732)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	139,746	May 2023	MSI	—	(13,470)	(13,470)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	74,543	May 2023	MSI	—	(7,185)	(7,185)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	46,604	May 2023	MSI	—	(4,492)	(4,492)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	104,240	May 2023	MSI	—	(10,048)	(10,048)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	24,976	May 2023	MSI	—	(2,407)	(2,407)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	11,433	May 2023	MSI	—	(1,102)	(1,102)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	43,172	May 2023	MSI	—	(4,157)	(4,157)
Receive	Rand Merchant Investment Holdings, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	14,803,080	May 2023	MSI	—	(25,756)	(25,756)
Receive	Rand Merchant Investment Holdings, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	4,239,260	May 2023	MSI	—	(7,376)	(7,376)
Receive	Rand Merchant Investment Holdings, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	4,617,151	May 2023	MSI	—	(8,033)	(8,033)
Receive	Rand Merchant Investment Holdings, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	2,617,299	May 2023	MSI	—	(4,554)	(4,554)
Receive	Rand Merchant Investment Holdings, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	3,925,853	May 2023	MSI	—	(6,831)	(6,831)
Receive	Reata Pharmaceuticals, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	39,238	May 2023	MSI	—	(1,023)	(1,023)
Receive	Reata Pharmaceuticals, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	59,565	May 2023	MSI	—	(1,553)	(1,553)
Receive	Repay Holdings Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	351,384	May 2023	MSI	—	10,422	10,422
Receive	Repay Holdings Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	365,922	May 2023	MSI	—	10,853	10,853
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	56,086	May 2023	MSI	—	(585)	(585)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	25,708	May 2023	MSI	—	(268)	(268)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	95,191	May 2023	MSI	—	(984)	(984)
Receive	REVOLUTION Medicines, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	355,581	May 2023	MSI	—	(7,931)	(7,931)
Receive	Rhythm Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	37,858	May 2023	MSI	—	(3,248)	(3,248)
Receive	Rhythm Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	63,065	May 2023	MSI	—	(5,409)	(5,409)
Receive	RingCentral, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	673,613	May 2023	MSI	—	(4,974)	(4,974)
Receive	Rocket Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	48,906	May 2023	MSI	—	(8,077)	(8,077)
Receive	Rocket Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	80,738	May 2023	MSI	—	(13,333)	(13,333)
Receive	Rothschild & Company	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	1,059,297	May 2023	MSI	—	18,121	18,121
Receive	Rothschild & Company	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	433,969	May 2023	MSI	—	7,424	7,424
Receive	Rothschild & Company	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	411,733	May 2023	MSI	—	7,043	7,043
Receive	Rothschild & Company	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	49,667	May 2023	MSI	—	850	850
Receive	Rothschild & Company	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	10,792	May 2023	MSI	—	185	185
Receive	Rothschild & Company	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	34,614	May 2023	MSI	—	592	592
Receive	Rothschild & Company	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	46,401	May 2023	MSI	—	794	794
Receive	salesforce.com, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,401,670	May 2023	MSI	—	61,566	61,566
Receive	salesforce.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	187,213	May 2023	MSI	—	3,408	3,408
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	299,890	May 2023	MSI	—	19,558	19,558
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	752,387	May 2023	MSI	—	49,137	49,137
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	752,099	May 2023	MSI	—	49,118	49,118
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	158,367	May 2023	MSI	—	10,346	10,346
46	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	182,675	May 2023	MSI	—	—	—
Receive	Serco Group PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	87,072	May 2023	MSI	—	$(582)	$(582)
Receive	Serco Group PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	255,270	May 2023	MSI	—	(1,706)	(1,706)
Receive	Serco Group PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	74,713	May 2023	MSI	—	(499)	(499)
Receive	Serco Group PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	33,260	May 2023	MSI	—	(222)	(222)
Receive	Serco Group PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	77,410	May 2023	MSI	—	(517)	(517)
Receive	Serco Group PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	129,274	May 2023	MSI	—	(864)	(864)
Receive	Serco Group PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	2,403	May 2023	MSI	—	(16)	(16)
Receive	Serco Group PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	89,949	May 2023	MSI	—	(601)	(601)
Receive	Serco Group PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	22,602	May 2023	MSI	—	(151)	(151)
Receive	Serco Group PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	23,779	May 2023	MSI	—	(159)	(159)
Receive	Serco Group PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	3,439	May 2023	MSI	—	(23)	(23)
Receive	Serco Group PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	7,861	May 2023	MSI	—	(53)	(53)
Receive	ServiceNow, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	209,913	May 2023	MSI	—	11,111	11,111
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	13,107	May 2023	MSI	—	(304)	(304)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	59,075	May 2023	MSI	—	(1,368)	(1,368)
Receive	Shopify, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	118,203	May 2023	MSI	—	4,779	4,779
Receive	Shopify, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	50,453	May 2023	MSI	—	2,040	2,040
Receive	Shopify, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	105,230	May 2023	MSI	—	4,254	4,254
Receive	Skyworks Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	584,964	May 2023	MSI	—	(18,394)	(18,394)
Receive	Smith & Nephew PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	652,957	May 2023	MSI	—	(26,456)	(26,456)
Receive	Smith & Nephew PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	20,004	May 2023	MSI	—	(810)	(810)
Receive	Smith & Nephew PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	349,151	May 2023	MSI	—	(14,146)	(14,146)
Receive	Smith & Nephew PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	354,443	May 2023	MSI	—	(14,361)	(14,361)
Receive	Smith & Nephew PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	354,413	May 2023	MSI	—	(14,360)	(14,360)
Receive	Smith & Nephew PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	248,452	May 2023	MSI	—	(10,066)	(10,066)
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	445,901	May 2023	MSI	—	(1,311)	(1,311)
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	1,268,582	May 2023	MSI	—	(3,729)	(3,729)
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	823,373	May 2023	MSI	—	(2,420)	(2,420)
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	1,249,459	May 2023	MSI	—	(3,672)	(3,672)
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	2,797,670	May 2023	MSI	—	(8,223)	(8,223)
Receive	Standard Chartered PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	126,749	May 2023	MSI	—	(3,709)	(3,709)
Receive	Standard Chartered PLC	1-Month GBP Compounded SONIA + 0.30%	Monthly	GBP	282,634	May 2023	MSI	—	(8,271)	(8,271)
Receive	Stryker Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,335	May 2023	MSI	—	1,203	1,203
Receive	Stryker Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	302,291	May 2023	MSI	—	17,045	17,045
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	47

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Stryker Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	256,793	May 2023	MSI	—	$14,479	$14,479
Receive	Svenska Handelsbanken AB, A Shares	1-Month SEK STIBOR + 0.30%	Monthly	SEK	10,258,482	May 2023	MSI	—	(10,078)	(10,078)
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	898,364	May 2023	MSI	—	11,782	11,782
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	266,385	May 2023	MSI	—	3,494	3,494
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	317,184	May 2023	MSI	—	4,161	4,161
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	911,550	May 2023	MSI	—	11,951	11,951
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	410,526	May 2023	MSI	—	(28,360)	(28,360)
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	621,697	May 2023	MSI	—	(42,949)	(42,949)
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	37,996	May 2023	MSI	—	2,136	2,136
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	30,848	May 2023	MSI	—	1,738	1,738
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	29,087	May 2023	MSI	—	1,238	1,238
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	174,336	May 2023	MSI	—	7,423	7,423
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,353	May 2023	MSI	—	867	867
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	30,530	May 2023	MSI	—	1,300	1,300
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	50,856	May 2023	MSI	—	2,165	2,165
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	40,706	May 2023	MSI	—	1,733	1,733
Receive	Trupanion, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	550,509	May 2023	MSI	—	54,899	54,899
Receive	Turning Point Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	517,949	May 2023	MSI	—	(27,931)	(27,931)
Receive	Twilio, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	512,412	May 2023	MSI	—	10,185	10,185
Receive	UCB SA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	23,294	May 2023	MSI	—	1,030	1,030
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	814,057	May 2023	MSI	—	(15,258)	(15,258)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	86,950	May 2023	MSI	—	(1,630)	(1,630)
Receive	Varonis Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	99,385	May 2023	MSI	—	9,296	9,296
Receive	Vaxcyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,498	May 2023	MSI	—	1,014	1,014
Receive	Vaxcyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	28,440	May 2023	MSI	—	1,649	1,649
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	287,701	May 2023	MSI	—	(7,840)	(7,840)
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	152,137	May 2023	MSI	—	(4,146)	(4,146)
Receive	Veracyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	434,818	May 2023	MSI	—	92,505	92,505
Receive	Veracyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,128	May 2023	MSI	—	1,516	1,516
Receive	VeriSign, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,456,214	May 2023	MSI	—	(138,112)	(138,112)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,489	May 2023	MSI	—	238	238
Receive	Visa, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,013,090	May 2023	MSI	—	(8,910)	(8,910)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	249,194	May 2023	MSI	—	(12,157)	(12,157)
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	778,952	May 2023	MSI	—	19,333	19,333
Receive	Worldline SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	351,558	May 2023	MSI	—	(11,841)	(11,841)
Receive	Worldline SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	476,134	May 2023	MSI	—	(16,037)	(16,037)
Receive	Wuxi AppTec Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	1,049,940	May 2023	MSI	—	(8,788)	(8,788)
Receive	Wuxi AppTec Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	103,520	May 2023	MSI	—	(866)	(866)
Receive	Wuxi AppTec Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	209,989	May 2023	MSI	—	(1,758)	(1,758)
Receive	Wuxi AppTec Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	20,631	May 2023	MSI	—	(173)	(173)
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	14,232	May 2023	MSI	—	926	926
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	24,154	May 2023	MSI	—	1,573	1,573
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	172,545	May 2023	MSI	—	8,639	8,639
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	523,109	May 2023	MSI	—	20,446	20,446
								$(93,645)	$1,805,016	$1,711,371
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
48	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Derivatives Currency Abbreviations
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	Korean Won
SEK	Swedish Krona
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
ADR	American Depositary Receipt
BNP	BNP Paribas
CDOR	Canadian Dollar Offered Rate
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NVDR	Non-Voting Depositary Receipt
NYRS	New York Registry Shares
OTC	Over-the-counter
SCB	Standard Chartered Bank
SONIA	Sterling Overnight Interbank Average Rate
STIBOR	Stockholm Interbank Offered Rate
UBS	UBS AG
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	49

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2021, by major security category or type:
	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$24,692,177	$24,256,197	$435,980	—
Consumer discretionary	50,221,399	43,745,023	6,476,376	—
Consumer staples	3,152,099	3,152,099	—	—
Energy	41,056,687	24,822,484	16,234,203	—
Financials	147,192,670	90,733,230	56,459,440	—
Health care	151,494,028	116,830,909	34,663,119	—
Industrials	56,808,953	30,337,472	26,471,481	—
Information technology	128,121,594	109,457,158	18,664,436	—
50	|

	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Materials	$30,335,928	$11,559,162	$18,776,766	—
Real estate	6,831,881	6,831,881	—	—
Utilities	20,082,385	9,234,508	10,847,877	—
Preferred securities	3,988,806	—	3,988,806	—
Warrants	123,922	123,922	—	—
Purchased options	6,282,953	4,633,371	1,649,582	—
Short-term investments	449,710,704	90,940,615	358,770,089	—
Total investments in securities	$1,120,096,186	$566,658,031	$553,438,155	—
Unrealized appreciation on unfunded commitments	$71,490	—	—	$71,490
Derivatives:
Assets
Futures	63,668	—	$63,668	—
Forward foreign currency contracts	757,216	—	757,216	—
Swap contracts	19,591,669	—	19,591,669	—
Liabilities
Forward foreign currency contracts	(537,065)	—	(537,065)	—
Written options	(1,822,327)	$(1,794,250)	(28,077)	—
Swap contracts	(17,880,298)	—	(17,880,298)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	416,087	—	$44,469,693	$(40,306,419)	$(423)	$809	$72,283	—	$4,163,660
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at July 31, 2021:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
EVgo, Inc.	7-1-21	$598,000	—	59,800	—	59,800	0.1%	$665,295
Hyzon Motors, Inc.	7-16-21	541,000	—	54,100	—	54,100	0.0%[1]	338,446
Payoneer Global, Inc.	6-25-21	246,000	—	24,600	—	24,600	0.0%[1]	217,853
								$1,221,594

[1]	Less than 0.05%.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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